SEC. File Nos. 33-66214
                                                                       811-7888

                           SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C. 20549

                                      FORM N-1A
                                Registration Statement
                                       Under
                              the Securities Act of 1933

                             Post-Effective Amendment No. 3
                                        and
                               Registration Statement
                                       Under
                         The Investment Company Act of 1940
                                 Amendment No. 5

                            LIMITED TERM TAX-EXEMPT BOND FUND
                                     OF AMERICA
                    (Exact Name of Registrant as specified in charter)
                               333 South Hope Street
                           Los Angeles, California 90071
                      (Address of principal executive offices)

                  Registrant's telephone number, including area code:
                                   (213) 486-9200

                                  JULIE F. WILLIAMS
                                333 South Hope Street
                            Los Angeles, California 90071
                        (name and address of agent for service)


                                     Copies to:
                                Cary I. Klafter, Esq.
                                 MORRISON & FOERSTER
                                345 California Street
                           San Francisco, California 94104
                             (Counsel for the Registrant)

            The Registrant has filed a declaration pursuant to rule 24f-2 registering an indefinite number of shares under the Securities Act of 1933.

                     Approximate date of proposed public offering:
       It is proposed that this filing become effective on September 29, 1995, pursuant to paragraph (b) of rule 485.


                       LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA
                                    CROSS REFERENCE SHEET

ITEM NUMBER OF

PART "A" OF FORM N-1A                          CAPTIONS IN PROSPECTUS (PART "A")



 1.   COVER PAGE                               COVER PAGE

 2.   SYNOPSIS                                 SUMMARY OF EXPENSES

 3.   CONDENSED FINANCIAL INFORMATION          FINANCIAL HIGHLIGHTS

 4.   GENERAL DESCRIPTION OF REGISTRANT        INVESTMENT OBJECTIVE AND POLICIES; CERTAIN SECURITIES

                                               AND INVESTMENT TECHNIQUES; FUND ORGANIZATION AND

                                               MANAGEMENT

 5.   MANAGEMENT OF THE FUND                   SUMMARY OF EXPENSES; FUND ORGANIZATION AND MANAGEMENT

 6.   CAPITAL STOCK AND OTHER SECURITIES       INVESTMENT OBJECTIVE AND POLICIES; CERTAIN

                                               SECURITIES AND INVESTMENT TECHNIQUES;

                                               FUND ORGANIZATION AND MANAGEMENT;

                                               DIVIDENDS, DISTRIBUTIONS AND TAXES

 7.   PURCHASE OF SECURITIES BEING OFFERED     PURCHASING SHARES

 8.   REDEMPTION OR REPURCHASE                 REDEEMING SHARES

 9.   LEGAL PROCEEDINGS                        N/A



 ITEM NUMBER OF                                CAPTIONS IN STATEMENT OF

PART "B" OF FORM N-1A                          ADDITIONAL INFORMATION (PART "B")



10.    COVER PAGE                               COVER

11.    TABLE OF CONTENTS                        TABLE OF CONTENTS

12.    GENERAL INFORMATION AND HISTORY          GENERAL INFORMATION; INVESTMENT RESTRICTIONS

13.    INVESTMENT OBJECTIVES AND POLICIES       DESCRIPTION OF CERTAIN SECURITIES AND

                                                INVESTMENT TECHNIQUES; INVESTMENT RESTRICTIONS

14.    MANAGEMENT OF THE REGISTRANT             FUND OFFICERS AND TRUSTEES; MANAGEMENT

15.    CONTROL PERSONS AND PRINCIPAL HOLDER

       OF SECURITIES                            FUND OFFICERS AND TRUSTEES

16.    INVESTMENT ADVISORY AND OTHER
       SERVICES                                 MANAGEMENT

17.    BROKERAGE ALLOCATION AND OTHER
       PRACTICES                                EXECUTION OF PORTFOLIO TRANSACTIONS

18.    CAPITAL STOCK AND OTHER SECURITIES       N/A

19.    PURCHASE, REDEMPTION AND PRICING OF

       SECURITIES BEING OFFERED                 PURCHASE OF SHARES; SHAREHOLDER ACCOUNT

                                                SERVICES AND PRIVILEGES; REDEMPTION OF SHARES

20.    TAX STATUS                               DIVIDENDS AND DISTRIBUTIONS

21.    UNDERWRITER                              MANAGEMENT -- PRINCIPAL UNDERWRITER

22.    CALCULATION OF PERFORMANCE DATA          INVESTMENT RESULTS

23.    FINANCIAL STATEMENTS                     FINANCIAL STATEMENTS



ITEM IN PART "C"



24.    FINANCIAL STATEMENTS AND EXHIBITS

25.    PERSONS CONTROLLED BY OR UNDER

       COMMON CONTROL WITH REGISTRANT

26.    NUMBER OF HOLDERS OF SECURITIES

27.    INDEMNIFICATION

28.    BUSINESS AND OTHER CONNECTIONS OF

       INVESTMENT ADVISER

29.    PRINCIPAL UNDERWRITERS

30.    LOCATION OF ACCOUNTS AND RECORDS

31.    MANAGEMENT SERVICES

32.    UNDERTAKINGS


 SIGNATURE PAGE

     PROSPECTUS                              LIMITED TERM TAX-EXEMPT BOND FUND
                                                         OF AMERICA
                                                   333 South Hope Street
     LIMITED                                       Los Angeles, CA 90071
     TERM
     TAX-EXEMPT                              Limited Term Tax-Exempt Bond Fund
     BOND FUND                               of America is an open-end
     OF AMERICA(SM)                          diversified management investment
                                             company with the objective of
                                             providing investors with current
                                             income, exempt from federal
                                             income taxes, consistent with its
                                             stated maturity and quality
                                             standards and preservation of
                                             capital. It seeks to achieve this
                                             objective by investing in a
                                             portfolio of tax-exempt fixed-
                                             income securities with a dollar-
                                             weighted average effective
                                             maturity of between 3 and 10
                                             years.

                                             This prospectus presents
                                             information you should know
                                             before investing in the fund. It
                                             should be retained for future
                                             reference.

                                             A statement of additional
                                             information for the fund dated
                                             October 1, 1995, containing the
                                             fund's financial statements, has
                                             been filed with the Securities
                                             and Exchange Commission and is
                                             incorporated by reference into
                                             this prospectus. This statement
                                             may be obtained, without charge,
                                             by writing to the Secretary of
                                             the fund at the above address or
                                             telephoning 800/421-0180. These
                                             requests will be honored within
                                             three business days of receipt.


                                             SHARES OF THE FUND ARE NOT
                                             DEPOSITS OR OBLIGATIONS OF, OR
                                             INSURED OR GUARANTEED BY, THE
                                             U.S. GOVERNMENT, ANY FINANCIAL
                                             INSTITUTION, THE FEDERAL DEPOSIT
                                             INSURANCE CORPORATION, OR ANY
                                             OTHER AGENCY, ENTITY OR PERSON.
                                             THE PURCHASE OF FUND SHARES
                                             INVOLVES INVESTMENT RISKS,
                                             INCLUDING THE POSSIBLE LOSS OF
                                             PRINCIPAL.

                                             THESE SECURITIES HAVE NOT BEEN
                                             APPROVED OR DISAPPROVED BY THE
                                             SECURITIES AND EXCHANGE
                                             COMMISSION OR ANY STATE
                                             SECURITIES COMMISSION NOR HAS THE
           AN OPPORTUNITY FOR CURRENT        SECURITIES AND EXCHANGE
           INCOME EXEMPT FROM FEDERAL        COMMISSION OR ANY STATE
           INCOME TAXES AND PRESERVATION     SECURITIES COMMISSION PASSED UPON
           OF CAPITAL THROUGH INVESTMENTS    THE ACCU- RACY OR ADEQUACY OF
           IN TAX-EXEMPT SECURITIES WITH     THIS PROSPECTUS. ANY
           EFFECTIVE MATURITIES BETWEEN      REPRESENTATION TO THE CONTRARY IS
           3 AND 10 YEARS                    A CRIMINAL OFFENSE.

           October 1, 1995                   43-010-1095


[LOGO OF THE AMERICAN FUNDS GROUP(R)]

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         SUMMARY OF    This table is designed to help you understand costs of
           EXPENSES investing in the fund. These are historical expenses; your actual expenses may vary.
     Average annual
 expenses paid over
   a 10-year period
           would be
  approximately $12
 per year, assuming
           a $1,000
   investment and a
  5% annual return.


     TABLE OF
     CONTENTS

 Summary of Expenses..........  2

 Financial Highlights.........  3

 Investment Objective and
  Policies....................  3

 Certain Securities and
  Investment Techniques.......  5

 Investment Results...........  7

 Dividends, Distributions
  and Taxes...................  8

 Fund Organization
  and Management..............  9

 The American Funds
 Shareholder Guide............ 12

 Purchasing Shares............ 12

 Reducing Your Sales Charge... 15

 Shareholder Services......... 16

 Redeeming Shares............. 18

 Retirement Plans............. 20


   IMPORTANT PHONE NUMBERS

    Shareholder Services:
     800/421-0180 ext. 1

       Dealer Services:
     800/421-9900 ext. 11

     American FundsLine(R)
     800/325-3590 (24-hour
        information)

SHAREHOLDER TRANSACTION EXPENSE

Maximum sales charge on purchases

(as a percentage of offering price)..................... 4.75%/1/

The fund has no sales charge on reinvested dividends, deferred sales charge,/2/ redemption fees or exchange fees.


ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets after fee waiver)

Management fees......................................... 0.14%/3/
12b-1 expenses.......................................... 0.30%/4/
Other expenses (including audit, legal, shareholder
services, transfer agent and custodian expenses)........ 0.20%
Total fund operating expenses........................... 0.64%


              EXAMPLE                          1 YEAR 3 YEARS 5 YEARS 10 YEARS
              -------                          ------ ------- ------- --------
              You would pay the following
              expenses on a $1,000 investment   $54     $67     $81   $124/5/
              assuming a 5% annual return./6/


/1/ Sales charges are reduced for certain large purchases. (See "The American
    Funds Shareholder Guide: Purchasing Shares--Sales Charges.")

/2/ Purchases of $1 million or more are not subject to an initial sales charge.
    However, a contingent deferred sales charge of 1% applies on certain redemptions within 12 months following such purchases. (See "The American Funds Shareholder Guide: Redeeming Shares--Contingent Deferred Sales Charge.")

/3/ The Investment Advisory and Service Agreement provides for fee reductions to the extent that annual operating expenses exceed 0.75% of the average net assets of the fund. Capital Research and Management Company has been voluntarily waiving fees to the extent necessary to ensure that the fund's expenses do not exceed 0.71% of the average daily net assets. Without such a waiver, fees (as a percentage of average net assets) would have been 0.40%.


/4/ These expenses may not exceed 0.30% of the fund's net assets annually. (See
    "Fund Organization and Management--Plan of Distribution.") Due to these distribution expenses, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers.

/5/ The total for ten years is cumulative. The annual average expenses paid over a ten-year period would be approximately $12 per year. Expenses are based on the amounts listed under "Annual Fund Operating Expenses."

/6/ Use of this assumed 5% return is required by the Securities and Exchange
    Commission; it is not an illustration of past or future investment results. THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES; ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

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          FINANCIAL    The following information has been audited by Price
         HIGHLIGHTS    Waterhouse LLP, independent accountants, whose
       (For a share    unqualified report covering the period October 6, 1993
        outstanding    (commencement of operations) to July 31, 1995 is
     throughout the    included in the statement of additional information.
            period)    This information should be read in conjunction with the
                       financial statements and accompanying notes which are also included in the statement of additional information.

                                                   YEAR ENDED JULY 31
                                               --------------------------
                                                 1995          1994/1/
                                               ----------     -----------
  Net Asset Value, Beginning of Period......   $    14.10     $    14.29
                                               ----------     ----------
   INCOME FROM INVESTMENT OPERATIONS:
   Net investment income....................          .69            .49
   Net realized and unrealized gain (loss)
    on investments..........................          .19           (.19)
                                               ----------     ----------
    Total income from investment operations.          .88            .30
                                               ----------     ----------
   LESS DISTRIBUTIONS
   Dividends from net investment income.....         (.69)          (.49)
                                               ----------     ----------
  Net Asset Value, End of Period............   $    14.29     $    14.10
                                               ==========     ==========
  Total Return/2/                                    6.45%          2.11%/3/
  RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in millions)..   $      191     $      189
   Ratio of expenses to average net assets..          .64%/4/        .51%/3/,/4/
   Ratio of net income to average net
    assets..................................         4.88%          3.67%/3/
   Portfolio turnover rate..................        45.82%         42.21%/3/

 --------



 /1/ The period ended July 31, 1994 represents the initial period of operations from October 6, 1993 to July 31, 1994.

 /2/ This was calculated without deducting a sales charge. The maximum sales charge is 4.75% of the fund's offering price.

 /3/ Based on operations for the period shown and, accordingly, not representative of a full year's operations.

 /4/ Had Capital Research and Management Company not waived fees, the fund's ratio of expenses to average net assets would have been 0.73% and 0.90% for the period October 6, 1993 to July 31, 1994, and the year ended July 31, 1995, respectively.


         INVESTMENT    The fund's investment objective is to seek current
          OBJECTIVE    income exempt from federal income taxes, consistent
       AND POLICIES    with its stated maturity and quality standards and
                       preservation of capital. The fund will attempt to
 The fund's goal is    achieve this objective by investing in a portfolio of
     to provide you    tax-exempt fixed-income securities with a dollar-
       with current    weighted average effective maturity of between 3 to 10
 income exempt from    years. The fund will not purchase any security with an
     federal income    effective maturity greater than 10 years. Additionally,
          taxes and    the average nominal or stated maturity of the fund's
    preservation of    portfolio will not exceed 15 years. See "Maturity"
           capital.    below.

                       During periods of normal market conditions, at least 80% of the fund's total assets will be invested in tax-exempt securities consisting primarily of state, municipal and public authority bonds and notes. State, municipal and public authority bonds and notes the interest on which is subject to alternative minimum tax will not be counted towards such 80% policy. Moreover, at least 65% of the fund's assets will be invested in tax-exempt bonds and other debt securities (a) having initial maturities in excess of one year and (b) that are rated by either Moody's

-------------------------------------------------------------------------------

                       Investors Service, Inc. (Moody's) or Standard & Poor's Corporation (S&P) at the time of purchase in one of the three highest categories (or unrated but determined to be of comparable quality by Capital Research and Management Company, the fund's investment adviser). The fund may hold a portion of its assets in short-term obligations (generally, securities with original or remaining maturities of one year or less) issued by states, municipalities, and public authorities.

                       Up to 35% of the fund's assets may be invested in tax-exempt securities rated Baa by Moody's or BBB by S&P (or unrated but determined to be of comparable quality). Securities rated Baa or BBB are deemed to have speculative characteristics by the rating agencies. (See the statement of additional information for a description of the ratings.)

                       The fund may invest up to 20% of its assets in certain tax-exempt securities, the interest on which would constitute an item of tax preference subject to federal alternative minimum tax on corporations and individuals. (See "Certain Securities and Investment Techniques--Special Considerations" below.) When in the opinion of Capital Research and Management Company abnormal market conditions require a temporary defensive position, the fund may invest in taxable short-term fixed-income securities (generally, securities with original or remaining maturities of one year or less).

                       The fund's investment restrictions (which are described in the statement of additional information) and objective cannot be changed without shareholder approval. All other investment practices may be changed by the fund's board.

                       ACHIEVEMENT OF THE FUND'S INVESTMENT OBJECTIVE CANNOT, OF COURSE, BE ASSURED DUE TO THE RISK OF CAPITAL LOSS FROM FLUCTUATING PRICES INHERENT IN ANY INVESTMENT IN SECURITIES.

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            CERTAIN    RISKS The market values of fixed-income securities
     SECURITIES AND    generally vary inversely with the level of interest
         INVESTMENT    rates--when interest rates rise, their values will
         TECHNIQUES    generally decline and vice versa. The magnitude of
                       these changes generally will be greater the longer the
  Investing in this    remaining maturity of the security. Fluctuations in the
      fund involves    value of the fund's investments will be reflected in
     certain risks.    its net asset value per share which will typically
                       decline when interest rates rise.

                       The fund will not purchase securities rated Ba by Moody's and BB by S&P or below or unrated but of comparable quality (commonly known as "junk bonds" or high-yield, high-risk bonds). However, subsequent to its purchase by the fund, the rating of an issue of securities may be reduced below the current minimum rating required for its purchase, or in the case of an unrated issue of securities, its credit quality may become equivalent to an issue of securities rated Ba and BB or below. Neither event requires the elimination of such an obligation from the fund's portfolio, but Capital Research and Management Company will consider such an event in determining whether the fund should continue to hold such an obligation in its portfolio. If, as a result of a downgrade or otherwise, the fund holds more than 5% of its net assets in high-yield, high-risk bonds, the fund will dispose of the excess as expeditiously as possible.

                       In addition to ratings, Capital Research and Management Company will consider factors such as term, yield, and liquidity in selecting fixed-income securities. Capital Research and Management Company attempts to reduce the risks through diversification of the portfolio and by credit analysis of each issuer as well as by monitoring broad economic trends and corporate and legislative developments.

                       MUNICIPAL LEASE OBLIGATIONS The fund may invest in municipal lease revenue obligations. The fund currently intends to purchase only municipal lease revenue obligations that are determined to be liquid by Capital Research and Management Company. In determining whether these securities are liquid, Capital Research and Management Company will consider, among other things, the credit quality and support, including strengths and weaknesses of the issuer and lessee, the terms of the lease, frequency and volume of trading, and number of dealers.

                       WHEN-ISSUED SECURITIES AND FIRM COMMITMENT
                       AGREEMENTS The fund may purchase securities on a delayed delivery or "when-issued" basis and enter into firm commitment agreements (transactions whereby the payment obligation and interest rate are fixed at the time of the transaction but the settlement is delayed). The fund as purchaser assumes the risk of any decline in value of the security beginning on the date of the agreement or purchase. As the fund's

-------------------------------------------------------------------------------

                       aggregate commitments under these transactions increase, the opportunity for leverage similarly may increase. (See statement of additional information.)

                       VARIABLE AND FLOATING RATE OBLIGATIONS The fund may invest in variable and floating rate obligations which have interest rates that are adjusted at designated intervals, or whenever there are changes in the market rates of interest on which the interest rates are based. The rate adjustment feature tends to limit the extent to which the market value of the obligation will fluctuate.

                       MATURITY Under normal market conditions, the fund's dollar-weighted average effective portfolio maturity will range between 3 and 10 years. The fund will not purchase any security with an effective maturity of more than 10 years. In calculating effective maturity, a feature such as a put, call or sinking fund will be considered to the extent it results in a security whose market characteristics indicate a maturity of 10 years or less, even though the nominal or stated maturity may be beyond 10 years. Capital Research and Management Company will consider the impact on effective maturity of potential changes in the financial condition of issuers and in market interest rates in making investment selections for the fund.

                       Additionally, the fund's dollar-weighted average nominal or stated portfolio maturity will not exceed 15 years, and the fund will not purchase any security with a nominal or stated maturity in excess of 25 years. For purposes of determining nominal or stated maturity, the fund will consider only the techniques approved for such purposes by the staff of the Securities and Exchange Commission which currently do not include any call or sinking fund features but are limited to those described in rule 2a-7(d) under the Investment Company Act of 1940 applicable to money market funds.

                       SPECIAL CONSIDERATIONS The fund may invest up to 20% of its total assets in "private activity" bonds which pay interest constituting an item of tax preference subject to an alternative minimum tax on corporations and individuals. Accordingly, a portion of the fund's dividends may be an item of tax preference in computing a shareholder's alternative minimum tax for federal income tax purposes. In addition, with respect to corporate shareholders of the fund, all interest on municipal bonds and other tax-exempt obligations, including exempt-interest dividends paid by the fund, is included in adjusted current earnings in calculating federal alternative minimum taxable income, and may also affect corporate federal "environmental tax" liability.

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                       MULTIPLE PORTFOLIO COUNSELOR SYSTEM The basic
                       investment philosophy of Capital Research and Management Company is to seek fundamental values at reasonable prices, using a system of multiple portfolio counselors in managing mutual fund assets. Under this system the portfolio of the fund is divided into segments which are managed by individual counselors. Each counselor decides how the segment will be invested (within the limits provided by the fund's objective and policies and by Capital Research and Management Company's investment committee). In addition, Capital Research and Management Company's research professionals make investment decisions with respect to a portion of the fund's portfolio. The primary individual portfolio counselors for the fund are listed below.

                                                                                 YEARS OF EXPERIENCE
                                                                                    AS INVESTMENT
                                                                                     PROFESSIONAL
 PORTFOLIO COUNSELORS                            YEARS OF EXPERIENCE                (APPROXIMATE)
         FOR                                  AS PORTFOLIO COUNSELOR        WITH CAPITAL
     LIMITED TERM                                FOR LIMITED TERM           RESEARCH AND
      TAX-EXEMPT                                    TAX-EXEMPT              MANAGEMENT
      BOND FUND                                      BOND FUND            COMPANY OR ITS      TOTAL
      OF AMERICA        PRIMARY TITLE(S)            OF AMERICA              AFFILIATES        YEARS
---------------------------------------------------------------------------------------------------
Neil L. Langberg      Senior Vice President of     Since the fund       17 years        17 years
                      the fund.                    began operations*
                      Vice President --
                      Investment
                      Management Group, Capital
                      Research
                      and Management Company
---------------------------------------------------------------------------------------------------
Mark R. Macdonald     Vice President --            1 year               1 year          10 years
                      Investment Management
                      Group, Capital Research
                      and Management Company
---------------------------------------------------------------------------------------------------

 *  The fund began operations on October 6, 1993.


         INVESTMENT    The fund may from time to time compare its investment
            RESULTS    results to various indices or other mutual funds in
                       reports to shareholders, sales literature and
       The fund has    advertisements. The results may be calculated on a
   averaged a total    total return and/or yield basis for various periods,
    return of 1.56%    with or without sales charges. Results calculated
      (assuming the    without a sales charge will be higher. Total returns
      maximum sales    assume the reinvestment of all dividends and capital
   charge was paid)    gain distributions.
          and 4.44%
 (assuming no sales    The fund's yield and the average annual total returns
   charge was paid)    are calculated in accordance with Securities and
  over its lifetime    Exchange Commission requirements which provide that the
   (October 6, 1993    maximum sales charge be reflected. The fund's yield for
   through June 30,    the 30-day period ended June 30, 1995, was 4.49%. The
             1995).    fund's average annual total returns over the past one-
                       year and lifetime periods, as of June 30, 1995, were 1.59% and 1.56%, respectively, assuming the maximum sales charge was paid. Assuming no sales charge was paid, the one-year and lifetime returns were 6.67% and 4.44%, respectively. Of course, past results are not a guarantee of future results. Further information regarding the fund's investment results is contained in the

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                       fund's annual report which may be obtained without
                       charge by writing to the Secretary of the fund at the address indicated on the cover of this prospectus.

         DIVIDENDS,    DIVIDENDS AND DISTRIBUTIONS The fund declares dividends
      DISTRIBUTIONS    from its net investment income daily and distributes
          AND TAXES    the accrued dividends to shareholders each month.
                       Dividends begin accruing one day after payment for
             Income    shares is received by the fund or American Funds
      distributions    Service Company. All capital gains, if any, are
      are made each    distributed annually, usually in December. When a
             month.    capital gain is declared, the net asset value per share
                       is reduced by the amount of the payment.

                       FEDERAL TAXES The fund intends to operate as a "regulated investment company" under the Internal Revenue Code. For any fiscal year in which the fund so qualifies and distributes to shareholders all of its net investment income and any net capital gains, the fund itself is relieved of federal income tax.

                       As a regulated investment company, the fund is permitted to pass through to its shareholders federally tax-exempt income subject to certain requirements which the fund intends to satisfy.

                       The fund may invest in obligations which pay interest that is subject to state and local taxes when distributed by the fund even though the interest, if realized directly, would be exempt from these taxes. For example, a state may require that a fund hold a specified percentage of that state's bonds in order for the fund to pass through interest paid on these bonds to its shareholders on a state tax-exempt basis, whereas if the bonds were held directly by shareholders the interest would be exempt from state tax. In addition, to the extent shareholders receive dividends derived from taxable interest income or distributions of capital gains, these dividends or distributions will not be exempt from federal (or state or local) income tax.

                       You will be advised as to the tax consequences of dividends and capital gain distributions. You are required by the Internal Revenue Code to report to the federal government all fund exempt-interest dividends (and all other tax-exempt interest).

                       IF YOU HAVE NOT FURNISHED A CERTIFIED CORRECT TAXPAYER IDENTIFICATION NUMBER (GENERALLY YOUR SOCIAL SECURITY NUMBER) AND HAVE NOT CERTIFIED THAT WITHHOLDING DOES NOT APPLY, OR IF THE INTERNAL REVENUE SERVICE HAS NOTIFIED THE FUND THAT THE TAXPAYER IDENTIFICATION NUMBER LISTED ON YOUR ACCOUNT IS INCORRECT ACCORDING TO THEIR RECORDS OR THAT YOU ARE SUBJECT TO BACKUP WITHHOLDING, FEDERAL LAW GENERALLY REQUIRES THE FUND TO WITHHOLD 31% FROM ANY DIVIDENDS (OTHER THAN TAX-EXEMPT DIVIDENDS) AND/OR REDEMPTIONS (INCLUDING EXCHANGE REDEMPTIONS). Amounts withheld are applied to your federal tax liability; a refund may be obtained from the Service if withholding results in overpayment of taxes.

-------------------------------------------------------------------------------

                       This is a brief summary of some of the tax laws that affect your investment in the fund. Please see the statement of additional information and your tax adviser for further information.

               FUND    FUND ORGANIZATION AND VOTING RIGHTS The fund, an open-
       ORGANIZATION    end diversified management investment company, was
                AND    organized as a Massachusetts business trust on July 12,
         MANAGEMENT    1993. The fund's board supervises fund operations and
                       performs duties required by applicable state and
      The fund is a    federal law. Members of the board who are not employed
      member of The    by Capital Research and Management Company or its
     American Funds    affiliates are paid certain fees for services rendered
    Group, which is    to the fund as described in the statement of additional
  managed by one of    information. They may elect to defer all or a portion
    the largest and    of these fees through a deferred compensation plan in
               most    effect for the fund. Shareholders have one vote per
        experienced    share owned and, at the request of the holders of at
         investment    least 10% of the shares, the fund will hold a meeting
          advisers.    at which any member of the board could be removed by a
                       majority vote. There will not usually be a shareholder meeting in any year except, for example, when the election of the board is required to be acted upon by shareholders under the Investment Company Act of 1940.


                       THE INVESTMENT ADVISER Capital Research and Management Company, a large and experienced investment management organization founded in 1931, is the investment adviser to the fund and other funds, including those in The American Funds Group. Capital Research and Management Company is located at 333 South Hope Street, Los Angeles, CA 90071 and at 135 South State College Boulevard, Brea, CA 92621. (See "The American Funds Shareholder Guide: Purchasing Shares--Investment Minimums and Fund Numbers" for a listing of funds in The American Funds Group.) Capital Research and Management Company manages the investment portfolio and business affairs of the fund and receives a fee at the annual rate of 0.30% on the first $60 million of the fund's net assets, plus 0.21% on net assets in excess of $60 million, plus 3% of annual gross income. Assuming net assets of $200 million and gross income levels of 3%, 4%, 5%, 6%, 7% and 8%, management fees would be .33%, .36%, .39%, .42%, .45% and .48%, respectively.

                       Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc. (formerly "The Capital Group, Inc."), which is located at 333 South Hope Street, Los Angeles, CA 90071. The research activities of Capital Research and Management Company are conducted by affiliated companies which have offices in Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Singapore, Hong Kong and Tokyo.

                       Capital Research and Management Company and its affiliated companies have adopted a personal investing policy that is consistent with the recommendations contained in the report dated May 9, 1994 issued by

-------------------------------------------------------------------------------

                       the Investment Company Institute's Advisory Group on Personal Investing. (See the statement of additional information.)

                       PORTFOLIO TRANSACTIONS Orders for the fund's portfolio securities transactions are placed by Capital Research and Management Company, which strives to obtain the best available prices, taking into account the costs and quality of executions. Fixed-income securities are generally traded on a "net" basis with a dealer acting as principal for its own account without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are usually purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, securities may be purchased directly from an issuer, in which case no commissions or discounts are paid.

                       Subject to the above policy, in circumstances in which two or more brokers are in a position to offer comparable prices and executions, preference may be given to brokers that have sold shares of the fund or have provided investment research, statistical, and other related services for the benefit of the fund and/or of other funds served by Capital Research and Management Company.

                       PRINCIPAL UNDERWRITER American Funds Distributors, Inc., a wholly owned subsidiary of Capital Research and Management Company, is the principal underwriter of the fund's shares. American Funds Distributors is located at 333 South Hope Street, Los Angeles, CA 90071, 135 South State College Boulevard, Brea, CA 92621, 8000 IH-10 West, San Antonio, TX 78230, 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240, and 5300 Robin Hood Road, Norfolk, VA 23513. Telephone conversations with American Funds Distributors may be recorded or monitored for verification, recordkeeping and quality assurance purposes.

                       PLAN OF DISTRIBUTION The fund has a plan of distribution or "12b-1 Plan" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the board and the expenses paid under the plan were incurred within the last 12 months. Expenditures by the fund under the plan may not exceed 0.30% of its average net assets annually (0.25% of which may be for service fees). See "Sales Charges" below.

                       OTHER FUND EXPENSES The fund pays all expenses not specifically assumed by Capital Research and Management Company, including, but not limited to: custodian, stock transfer and dividend disbursing fees and expenses; expenses pursuant to the fund's plan of distribution; costs of designing, printing and mailing reports, prospectuses, proxy statements

--------------------------------------------------------------------------------

                       and notices to shareholders; taxes; expenses of the issuance and redemption of shares of the fund (including stock certificates, registration and qualification fees and expenses); legal and auditing fees and expenses; compensation, fees, and expenses paid to trustees not affiliated with Capital Research and Management Company; association dues; and costs of stationery and forms prepared exclusively for the fund.

                       TRANSFER AGENT American Funds Service Company, a wholly owned subsidiary of Capital Research and Management Company, is the transfer agent and performs shareholder service functions (including the payment of dividends). It was paid a fee of $77,000 for the fiscal year ended July 31, 1995. Telephone conversations with American Funds Service Company may be recorded or monitored for verification, recordkeeping and quality assurance purposes.

                             AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS

                        SERVICE
                         AREA       ADDRESS                  AREAS SERVED
                       --------------------------------------------------------
                       WEST    P.O. Box 2205               AK, AZ, CA, HI, ID,
                               Brea, CA 92622-2205         MT, NV, OR, UT, WA
                               Fax: 714/671-7080           and outside the U.S.
                       --------------------------------------------------------
                       CENTRAL P.O. Box 659522             AR, CO, IA, KS, LA,
                       - WEST  San Antonio, TX 78265-9522  MN, MO, ND, NE, NM,
                               Fax: 210/530-4050           OK, SD, TX, and WY
                       --------------------------------------------------------
                       CENTRAL P.O. Box 6007               AL, IL, IN, KY, MI,
                       - EAST  Indianapolis, IN 46206-6007 MS, OH, TNand WI
                               Fax: 317/735-6620
                       --------------------------------------------------------
                       EAST    P.O. Box 2280               CT, DE, FL, GA, MA,
                               Norfolk, VA 23501-2280      MD, ME, NC, NH, NJ,
                               Fax: 804/670-4773           NY, PA, RI, SC, VA,
                                                           VT, WV and
                                                           Washington, D.C.
                       --------------------------------------------------------
                        ALL SHAREHOLDERS MAY CALL AMERICAN FUNDS SERVICE COMPANY AT 800/421-0180 FOR SERVICE.

                       --------------------------------------------------------

                                  [LOGO OF UNITED STATES OF MAP]

                       --------------------------------------------------------
                       West (light grey); Central-West (white); Central-East (dark grey); East (blue)

                [LOGO OF THE AMERICAN FUNDS SHAREHOLDER GUIDE]

         PURCHASING    METHOD    INITIAL INVESTMENT   ADDITIONAL INVESTMENTS
             SHARES   --------------------------------------------------------

    Your investment              See "Investment      $50 minimum (except
    dealer can help              Minimums and Fund    where a lower
 you establish your              Numbers" for         minimum is noted
  account--and help              initial              under "Investment
      you add to it              investment           Minimums and Fund
 whenever you like.              minimums.            Numbers").
                      ---------------------------------------------------------
                      By         Visit any            Mail directly to
                      contacting investment dealer    your investment
                      your       who is registered    dealer's address
                      investment in the state         printed on your
                      dealer     where the            account statement.
                                 purchase is made
                                 and who has a
                                 sales agreement
                                 with American
                                 Funds
                                 Distributors.
                      ---------------------------------------------------------
                      By mail    Make your check      Fill out the account
                                 payable to the       additions form at the
                                 fund and mail to     bottom of a recent
                                 the address          account statement,
                                 indicated on the     make your check
                                 account              payable to the fund,
                                 application.         write your account
                                 Please indicate      number on your check,
                                 an investment        and mail the check
                                 dealer on the        and form in the
                                 account              envelope provided
                                 application.         with your account
                                                      statement.
                      ---------------------------------------------------------
                      By wire    Call 800/421-0180    Your bank should wire
                                 to obtain your       your additional
                                 account              investments in the
                                 number(s), if        same manner as
                                 necessary. Please    described under
                                 indicate an          "Initial Investment."
                                 investment dealer
                                 on the account.
                                 Instruct your
                                 bank to wire
                                 funds to:
                                 Wells Fargo Bank
                                 155 Fifth Street
                                 Sixth Floor
                                 San
                                 Francisco,CA 94106
                                 (ABA #121000248)
                                 For credit to the
                                 account of:
                                 American Funds
                                 Service Company
                                 a/c #4600-076178
                                 (fund name)
                                 (your fund acct.
                                 no.)
                      ---------------------------------------------------------
                       THE FUNDS AND AMERICAN FUNDS DISTRIBUTORS RESERVE
                       THE RIGHT TO REJECT ANY PURCHASE ORDER.


                      SHARE PRICE Shares are purchased at the next offering price after the order is received by the fund or American Funds Service Company. In the case of orders sent directly to the fund or American Funds Service Company, an investment dealer MUST be indicated. This price is the net asset value plus a sales charge, if applicable. Dealers are responsible for promptly transmitting orders. (See the statement of additional information under "Purchase of Shares--Price of Shares.")

                      The net asset value per share is determined as of the close of trading (currently 4:00 p.m., New York time) on each day the New York Stock Exchange is open. The current value of the fund's total assets, less all liabilities, is divided by the total number of shares outstanding and the result, rounded to the nearer cent, is the net asset value per share. The net asset value per share of the money market funds normally will remain constant at $1.00 based on the funds' current practice of valuing their shares on the basis of the penny-rounding method in accordance with rules of the Securities and Exchange Commission.

                      SHARE CERTIFICATES Shares are credited to your account and certificates are not issued unless specifically requested. This eliminates the costly problem of lost or destroyed certificates.

-------------------------------------------------------------------------------

                       If you would like certificates issued, please request them by writing to American Funds Service Company. There is usually no charge for issuing certificates in reasonable denominations. CERTIFICATES ARE NOT AVAILABLE FOR THE MONEY MARKET FUNDS.

                       INVESTMENT MINIMUMS AND FUND NUMBERS Here are the minimum initial investments required by the funds in The American Funds Group along with fund numbers for use with our automated phone line, American FundsLine(R) (see description below):


                                                 MINIMUM
                                                 INITIAL    FUND
  FUND                                          INVESTMENT NUMBER
  ----                                          ---------- ------
  STOCK AND STOCK/BOND FUNDS
  AMCAP Fund(R).................................  $1,000     02
  American Balanced Fund(R).....................     500     11
  American Mutual Fund(R).......................     250     03
  Capital Income Builder(R).....................   1,000     12
  Capital World Growth and
   Income Fund(SM)..............................   1,000     33
  EuroPacific Growth Fund(R)....................     250     16
  Fundamental Investors(SM).....................     250     10
  The Growth Fund of America(R).................   1,000     05
  The Income Fund of America(R).................   1,000     06
  The Investment Company of America(R)..........     250     04
  The New Economy Fund(R).......................   1,000     14
  New Perspective Fund(R).......................     250     07
  SMALLCAP World Fund(SM).......................   1,000     35
  Washington Mutual Investors Fund(SM)..........     250     01

                                                 MINIMUM
                                                 INITIAL    FUND
  FUND                                          INVESTMENT NUMBER
  ----                                          ---------- ------
  BOND FUNDS
  American High-Income Municipal
   Bond Fund(SM)................................  $1,000     40
  American High-Income Trust(R).................   1,000     21
  The Bond Fund of America(SM)..................   1,000     08
  Capital World Bond Fund(R)....................   1,000     31
  Intermediate Bond Fund of America(R)..........   1,000     23
  Limited Term Tax-Exempt Bond Fund of
   America(SM)..................................   1,000     43
  The Tax-Exempt Bond Fund of AmericaSM.........   1,000     19
  The Tax-Exempt Fund of California(R)*.........   1,000     20
  The Tax-Exempt Fund of Maryland(R)*...........   1,000     24
  The Tax-Exempt Fund of Virginia(R)*...........   1,000     25
  U.S. Government Securities Fund(SM)...........   1,000     22

  MONEY MARKET FUNDS
  The Cash Management Trust of America(R).......   2,500     09
  The Tax-Exempt Money Fund of America(SM)......   2,500     39
  The U.S. Treasury Money Fund of America(SM)...   2,500     49

* Available only in certain states.


                       For retirement plan investments, the minimum is $250, except that the money market funds have a minimum of $1,000 for individual retirement accounts (IRAs). Minimums are reduced to $50 for purchases through "Automatic Investment Plans" (except for the money market funds) or to $25 for purchases by retirement plans through payroll deductions and may be reduced or waived for shareholders of other funds in The American Funds Group. TAX-EXEMPT FUNDS SHOULD NOT SERVE AS RETIREMENT PLAN INVESTMENTS. The minimum is $50 for additional investments (except as noted above).

                       SALES CHARGES The sales charges you pay when purchasing the stock, stock/bond, and bond funds of The American Funds Group are set forth below. The money market funds of The American Funds Group are offered at net asset value. (See "Investment Minimums and Fund Numbers" for a listing of the funds.)

-------------------------------------------------------------------------------

                                                                          DEALER
                                                     SALES CHARGE AS    CONCESSION
                                                   PERCENTAGE OF THE:  AS PERCENTAGE
                                                   ------------------     OF THE
               AMOUNT OF PURCHASE                  NET AMOUNT OFFERING   OFFERING
               AT THE OFFERING PRICE                INVESTED   PRICE       PRICE
               ---------------------               ---------- -------- -------------
               STOCK AND STOCK/BOND FUNDS
               Less than $50,000.................    6.10%     5.75%       5.00%
               $50,000 but less than $100,000....    4.71      4.50        3.75
               BOND FUNDS
               Less than $25,000.................    4.99      4.75        4.00
               $25,000 but less than $50,000.....    4.71      4.50        3.75
               $50,000 but less than $100,000....    4.17      4.00        3.25
               STOCK, STOCK/BOND, AND BOND FUNDS
               $100,000 but less than $250,000...    3.63      3.50        2.75
               $250,000 but less than $500,000...    2.56      2.50        2.00
               $500,000 but less than $1,000,000.    2.04      2.00        1.60
               $1,000,000 or more................    none      none     (see below)


                       Commissions of up to 1% will be paid to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any defined contribution plan qualified under Section 401(a) of the Internal Revenue Code including a "401(k)" plan with 200 or more eligible employees (paid pursuant to the fund's plan of distribution), and for purchases made at net asset value by certain retirement plans of organizations with collective retirement plan assets of $100 million or more as set forth in the statement of additional information (paid by American Funds Distributors).

                       American Funds Distributors, at its expense (from a designated percentage of its income), will provide additional promotional incentives to dealers. Currently these incentives are limited to the top one hundred dealers who have sold shares of the fund or other funds in The American Funds Group. These incentive payments will be based on a pro rata share of a qualifying dealer's sales.

                       Any defined contribution plan qualified under Section 401(a) of the Internal Revenue Code including a "401(k)" plan with 200 or more eligible employees or any other purchaser investing at least $1 million in shares of the fund (or in combination with shares of other funds in The American Funds Group other than the money market funds) may purchase shares at net asset value; however, a contingent deferred sales charge of 1% is imposed on certain redemptions within one year of the purchase. (See "Redeeming Shares--Contingent Deferred Sales Charge.")

                       Qualified dealers currently are paid a continuing service fee not to exceed 0.25% of average net assets (0.15% in the case of the money market funds) annually in order to promote selling efforts and to compensate them for providing certain services. (See "Fund Organization

-------------------------------------------------------------------------------

                       and Management--Plan of Distribution.") These services include processing purchase and redemption transactions, establishing shareholder accounts and providing certain information and assistance with respect to the fund.

                       NET ASSET VALUE PURCHASES The stock, stock/bond and bond funds may sell shares at net asset value to: (1) current or retired directors, trustees, officers and advisory board members of the funds managed by Capital Research and Management Company, employees of Washington Management Corporation, employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members of the above persons, and trusts or plans primarily for such persons; (2) current or retired registered representatives or full-time employees and their spouses and minor children of dealers having sales agreements with American Funds Distributors and plans for such persons; (3) companies exchanging securities with the fund through a merger, acquisition or exchange offer; (4) trustees or other fiduciaries purchasing shares for certain retirement plans of organizations with retirement plan assets of $100 million or more;
                       (5) insurance company separate accounts; (6) accounts managed by subsidiaries of The Capital Group Companies, Inc.; and (7) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation. Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense.

           REDUCING    AGGREGATION Sales charge discounts are available for
         YOUR SALES    certain aggregated investments. Qualifying investments
             CHARGE    include those by you, your spouse and your children
                       under the age of 21, if all parties are purchasing
       You and your    shares for their own account(s), which may include
   immediate family    purchases through employee benefit plan(s) such as an
        may combine    IRA, individual-type 403(b) plan or single-participant
     investments to    Keogh-type plan or by a business solely controlled by
 reduce your costs.    these individuals (for example, the individuals own the
                       entire business) or by a trust (or other fiduciary arrangement) solely for the benefit of these individuals. Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are (1) for a single trust estate or fiduciary account, including an employee benefit plan other than those described above or (2) made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the Investment
                       Company Act of 1940, again excluding employee benefit plans described above, or (3) for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares. Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

-------------------------------------------------------------------------------

                       CONCURRENT PURCHASES To qualify for a reduced sales charge, you may combine concurrent purchases of two or more funds in The American Funds Group, except direct purchases of the money market funds. (Shares of the money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge do qualify.) For example, if you concurrently invest $25,000 in one fund and $25,000 in another, the sales charge would be reduced to reflect a $50,000 purchase.

                       RIGHT OF ACCUMULATION The sales charge for your invest-ment may also be reduced by taking into account the current value of your existing holdings in The American Funds Group. Direct purchases of the money market funds are excluded. (See account application.)

                       STATEMENT OF INTENTION You may reduce sales charges on all investments by meeting the terms of a statement of intention, a non-binding commitment to invest a certain amount in fund shares subject to a commission within a 13-month period. Five percent of the statement amount will be held in escrow to cover additional sales charges which may be due if your total investments over the statement period are insufficient to qualify for a sales charge reduction. (See account application and the statement of additional information under "Purchase of Shares--Statement of Intention.")

                       YOU MUST LET YOUR INVESTMENT DEALER OR AMERICAN FUNDS SERVICE COMPANY KNOW IF YOU QUALIFY FOR A REDUCTION IN YOUR SALES CHARGE USING ONE OR ANY COMBINATION OF THE METHODS DESCRIBED ABOVE.

                       AUTOMATIC INVESTMENT PLAN You may make regular monthly
        SHAREHOLDER    or quarterly investments through automatic charges to
           SERVICES    your bank account. Once a plan is established, your ac-
                       count will normally be charged by the 10th day of the
    The fund offers    month during which an investment is made (or by the
     you a valuable    15th day of the month in the case of any retirement
  array of services    plan for which Capital Guardian Trust Company--another
        designed to    affiliate of The Capital Group Companies, Inc.--acts as
       increase the    trustee or custodian).
    convenience and
     flexibility of    AUTOMATIC REINVESTMENT Dividends and capital gain dis-
  your investment--    tributions are reinvested in additional shares at no
   services you can    sales charge unless you indicate otherwise on the
  use to alter your    account application. You also may elect to have divi-
 investment program    dends and/or capital gain distributions paid in cash by
  as your needs and    informing the fund, American Funds Service Company or
      circumstances    your investment dealer.
            change.
                       CROSS-REINVESTMENT You may cross-reinvest dividends or dividends and capital gain distributions paid by one fund into another fund in The American Funds Group, subject to conditions outlined in the statement of ad-ditional information. Generally, to use this service the value of your account in the paying fund must equal at least $5,000.

                       EXCHANGE PRIVILEGE You may exchange shares into other funds in The American Funds Group. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales

-------------------------------------------------------------------------------

                       charge generally applies. However, exchanges of shares from the money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions.

                       You may exchange shares by writing to American Funds Service Company (see "Redeeming Shares"), by contacting your investment dealer, by using American FundsLine(R) (see "Shareholder Services--American FundsLine(R)" be-low), or by telephoning 800/421-0180 toll-free, faxing (see "Transfer Agent" above for the appropriate fax numbers) or telegraphing American Funds Service Compa-ny. (See "Telephone Redemptions and Exchanges" below.) Shares held in corporate-type retirement plans for which Capital Guardian Trust Company serves as trustee may not be exchanged by telephone, fax or telegraph. Exchange redemptions and purchases are processed simul-taneously at the share prices next determined after the exchange order is received. (See "Purchasing Shares-- Share Price.") THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.

                       AUTOMATIC EXCHANGES You may automatically exchange shares (in amounts of $50 or more) among any of the funds in The American Funds Group on any day (or pre-ceding business day if the day falls on a non-business day) of each month you designate. You must either meet the minimum initial investment requirement for the re-ceiving fund OR the originating fund's balance must be at least $5,000 and the receiving fund's minimum must be met within one year.

                       AUTOMATIC WITHDRAWALS You may make automatic withdrawals of $50 or more as follows: five or more times per year if you have an account of $10,000 or more, or four or fewer times per year if you have an account of $5,000 or more. Withdrawals are made on or about the 15th day of each month you designate, and checks will be sent within seven days. (See "Other Important Things to Remember.") Additional investments in a withdrawal account must not be less than one year's scheduled withdrawals or $1,200, whichever is greater. However, additional investments in a withdrawal account may be inadvisable due to sales charges and tax liabilities.

                       THESE SERVICES ARE AVAILABLE ONLY IN STATES WHERE THE FUND TO BE PURCHASED MAY BE LEGALLY OFFERED AND MAY BE TERMINATED OR MODIFIED AT ANY TIME UPON 60 DAYS' WRITTEN NOTICE.

                       ACCOUNT STATEMENTS Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments and dividend reinvestments, will be reflected on regular confirmation statements from American Funds Service Company.

-------------------------------------------------------------------------------

                       AMERICAN FUNDSLINE(R) You may check your share balance, the price of your shares, or your most recent account transaction, redeem shares (up to $10,000 per fund, per account each day), or exchange shares around the clock with American FundsLine(R). To use this service, call 800/325-3590 from a TouchTone(TM) telephone. Redemptions and exchanges through American FundsLine(R) are subject to the conditions noted above and in "Redeeming Shares--Telephone Redemptions and Exchanges" below. You will need your fund number (see the list of funds in The American Funds Group under "Purchasing Shares--Investment Minimums and Fund Numbers"), personal identification number (the last four digits of your Social Security number or other tax identification number associated with your account) and account number.

                       --------------------------------------------------------
          REDEEMING     By writing to  Send a letter of instruction
             SHARES     American       specifying the name of the fund, the
                        Funds Service  number of shares or dollar amount to
 You may take money     Company (at    be sold, your name and account
        out of your     the            number. You should also enclose any
   account whenever     appropriate    share certificates you wish to
        you please.     address        redeem. For redemptions over $50,000
                        indicated      and for certain redemptions of
                        under "Fund    $50,000 or less (see below), your
                        Organization   signature must be guaranteed by a
                        and            bank, savings association, credit
                        Management--   union, or member firm of a domestic
                        Transfer       stock exchange or the National
                        Agent")        Association of Securities Dealers,
                                       Inc., that is an eligible guarantor
                                       institution. You should verify with
                                       the institution that it is an
                                       eligible guarantor prior to signing.
                                       Additional documentation may be
                                       required for redemption of shares
                                       held in corporate, partnership or
                                       fiduciary accounts. Notarization by a
                                       Notary Public is not an acceptable
                                       signature guarantee.
                       --------------------------------------------------------
                        By contacting  If you redeem shares through your
                        your           investment dealer, you may be charged
                        investment     for this service. SHARES HELD FOR YOU
                        dealer         IN YOUR INVESTMENT DEALER'S STREET
                                       NAME MUST BE REDEEMED THROUGH THE
                                       DEALER.
                       --------------------------------------------------------
                        You may have   You may use this option, provided the
                        a redemption   account is registered in the name of
                        check sent to  an individual(s), a UGMA/UTMA
                        you by using   custodian, or a non-retirement plan
                        American       trust. These redemptions may not
                        FundsLine(R)   exceed $10,000 per day, per fund
                        or by          account and the check must be made
                        telephoning,   payable to the shareholder(s) of
                        faxing, or     record and be sent to the address of
                        telegraphing   record provided the address has been
                        American       used with the account for at least 10
                        Funds Service  days. See "Transfer Agent" and
                        Company        "Exchange Privilege" above for the
                        (subject to    appropriate telephone or fax number.
                        the
                        conditions
                        noted in this
                        section and
                        in "Telephone
                        Redemptions
                        and
                        Exchanges"
                        below)
                       --------------------------------------------------------
                        In the case    Upon request (use the account
                        of the money   application for the money market
                        market funds,  funds) you may establish telephone
                        you may have   redemption privileges (which will
                        redemptions    enable you to have a redemption sent
                        wired to your  to your bank account) and/or check
                        bank by        writing privileges. If you request
                        telephoning    check writing privileges, you will be
                        American       provided with checks that you may use
                        Funds Service  to draw against your account. These
                        Company        checks may be made payable to anyone
                        ($1,000 or     you designate and must be signed by
                        more) or by    the authorized number of registered
                        writing a      shareholders exactly as indicated on
                        check ($250    your checking account signature card.
                        or more)
                       --------------------------------------------------------

                       A SIGNATURE GUARANTEE IS NOT CURRENTLY REQUIRED FOR ANY REDEMPTION OF $50,000 OR LESS PROVIDED THE REDEMPTION CHECK IS MADE PAYABLE TO THE REGISTERED SHAREHOLDER(S) AND IS MAILED TO THE ADDRESS OF RECORD, PROVIDED THE ADDRESS HAS BEEN USED WITH THE ACCOUNT FOR AT LEAST 10 DAYS.

-------------------------------------------------------------------------------

                       THE PRICE YOU RECEIVE FOR THE SHARES YOU REDEEM IS THE NET ASSET VALUE NEXT DETERMINED AFTER YOUR ORDER AND ALL REQUIRED DOCUMENTATION ARE RECEIVED BY THE FUND OR AMERICAN FUNDS SERVICE COMPANY. (SEE "PURCHASING SHARES--SHARE PRICE.")

                       TELEPHONE REDEMPTIONS AND EXCHANGES By using the telephone (including American FundsLine(R)), fax or telegraph redemption and/or exchange options, you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) which may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these options. However, you may elect to opt out of these options by writing American Funds Service Company (you may reinstate them at any time also by writing American Funds Service Company). If American Funds Service Company does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions, or a natural disaster, redemption and exchange requests may be made in writing only.

                       CONTINGENT DEFERRED SALES CHARGE A contingent deferred sales charge of 1% applies to certain redemptions within the first year on investments of $1 million or more and on any investment made with no initial sales charge by any defined contribution plan qualified under
                       Section 401(a) of the Internal Revenue Code including a "401(k)" plan with 200 or more eligible employees. The charge is 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. Shares held for the longest period are assumed to be redeemed first for purposes of calculating this charge. The charge is waived for exchanges (except if shares acquired by exchange were then redeemed within 12 months of the initial purchase); for distributions from qualified retirement plans and other employee benefit plans; for redemptions resulting from participant-directed switches among investment options within a 401(k) plan; for distributions from 403(b) plans or IRAs due to death, disability or attainment of age 59 1/2; for tax-free returns of excess contributions to IRAs; for redemptions through certain automatic withdrawals not exceeding 10% of the amount that would otherwise be subject to the charge; and for redemptions in connection with loans made by qualified retirement plans.

                       REINSTATEMENT PRIVILEGE You may reinvest proceeds from a redemption or a dividend or capital gain distribution without sales charge (any contingent deferred sales charge paid will be credited to your

-------------------------------------------------------------------------------

                       account) in any fund in The American Funds Group. Send a written request and a check to American Funds Service Company within 90 days after the date of the redemption or distribution. Reinvestment will be at the next calculated net asset value after receipt. The tax status of a gain realized on a redemption will not be affected by exercise of the reinstatement privilege, but a loss may be nullified if you reinvest in the same fund within 30 days. If you redeem your shares within 90 days after purchase and the sales charge on the purchase of other shares is waived under the reinstatement privilege, the sales charge you previously paid for the shares may not be taken into account when you calculate your gain or loss on that redemption.

                       OTHER IMPORTANT THINGS TO REMEMBER The net asset value for redemptions is determined as indicated under "Purchasing Shares--Share Price." Because each stock, stock/bond and bond fund's net asset value fluctuates, reflecting the market value of the fund's portfolio, the amount a shareholder receives for shares redeemed may be more or less than the amount paid for them.

                       Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the Investment Company Act of
                       1940), redemption proceeds will be paid on or before the seventh day following receipt of a proper redemption request.

                       A fund may, with 60 days' written notice, close your account if, due to a redemption, the account has a value of less than the minimum required initial investment. (For example, a fund may close an account if a redemption is made shortly after a minimum initial investment is made.)

         RETIREMENT    You may invest in the funds through various retirement
              PLANS    plans including the following plans for which Capital
                       Guardian Trust Company acts as trustee or custodian:
                       IRAs, Simplified Employee Pension plans, 403(b) plans and Keogh- and corporate-type business retirement plans. For further information about any of the plans, agreements, applications and annual fees, contact
                       American Funds Distributors or your investment dealer.
                       To determine which retirement plan is appropriate for you, please consult your tax adviser. TAX-EXEMPT FUNDS
                       SHOULD NOT SERVE AS INVESTMENTS FOR RETIREMENT PLANS.

                       FOR MORE INFORMATION, PLEASE REFER TO THE ACCOUNT APPLICATION OR THE STATEMENT OF ADDITIONAL INFORMATION. IF YOU HAVE ANY QUESTIONS ABOUT ANY OF THE SHAREHOLDER SERVICES DESCRIBED HEREIN OR YOUR ACCOUNT, PLEASE CONTACT YOUR INVESTMENT DEALER OR AMERICAN FUNDS SERVICE COMPANY.

                              [LOGO OF       This prospectus has been printed on
                           RECYCLED PAPER]   recycled paper that meets the
                                             guidelines of the United States
                                             Environmental Protection Agency

20


                   LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA
                                      Part B
                     Statement of Additional Information

                                  October 1, 1995

    This document is not a prospectus but should be read in conjunction with the current prospectus dated October 1,1995 of Limited Term Tax-Exempt Bond Fund of America (the "fund"). The prospectus may be obtained from your investment dealer or financial planner or by writing to the fund at the following address:

                  Limited Term Tax-Exempt Bond Fund of America
                            Attention:  Secretary
                            333 South Hope Street
                           Los Angeles, CA  90071
                               (213) 486-9200

                              Table of Contents

ITEM                                                                PAGE NO.

Description of Certain Securities and Investment Techniques          1

Investment Restrictions                                              5

Fund Officers and Trustees                                           8

Management                                                           11

Dividends and Distributions                                          14

Additional Information Concerning Taxes                              14

Purchase of Shares                                                   17

Shareholder Account Services and Privileges                          18

Redemption of Shares                                                 19

Execution of Portfolio Transactions                                  20

General Information                                                  20

Investment Results                                                   21

Description of Ratings for Debt Securities                           23

Financial Statements                                                 Attached




          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

INVESTMENT POLICIES -- The fund intends to invest in securities rated in the top four categories by Standard & Poor's Corporation ("S&P") or Moody's Investors Service, Inc. ("Moody's") or unrated but determined to be of comparable quality by Capital Research and Management Company. (See "Description of Ratings for Debt Securities" below.) However, subsequent to its purchase by the fund, an issue of bonds or notes may cease to be rated or its rating may be reduced below the minimum rating required for its purchase. Neither event requires the elimination of such obligation from the fund's portfolio, but the Investment Adviser will consider such an event in its determination of whether the fund should continue to hold such obligation in its portfolio. If, however, as a result of a downgrade or otherwise, the fund holds more than 5% of its net assets in bonds rated lower than Baa by Moody's or BBB by S&P or unrated but of comparable quality (commonly known as "junk bonds" or high-yield, high-risk bonds), the fund will dispose of the excess as expeditiously as possible.

CERTAIN RISK FACTORS RELATING TO HIGH-YIELD, HIGH-RISK BONDS

SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES - High-yield, high-risk bonds can be sensitive to adverse economic changes and municipal and corporate developments. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers or issuers whose revenue is very sensitive to economic conditions may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices and yields of high-yield, high-risk bonds.

 PAYMENT EXPECTATIONS - High-yield, high-risk bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, the fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high-yield, high-risk bond's value will decrease in a rising interest rate market, as will the value of the fund's assets.

LIQUIDITY AND VALUATION - There may be little trading in the secondary market for particular bonds, which may affect adversely the fund's ability to value accurately or dispose of such bonds. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield, high-risk bonds, especially in a thin market.

   MUNICIPAL BONDS -- Municipal bonds are generally debt obligations issued to obtain funds for various public purposes, including the construction of public facilities. Municipal bonds may be used to refund outstanding obligations, to obtain funds for general operating expenses or for public improvements or for lending private institutions or corporations funds for the construction of educational facilities, hospitals, housing, industrial facilities or for other public purposes. The interest on these obligations is generally not included in gross income for federal income tax purposes. See "Additional Information Concerning Taxes" below. Opinions relating to the validity of municipal bonds and to the exclusion from gross income for federal income tax purposes and, where applicable, state and local income tax are rendered by bond counsel to the respective issuing authorities at the time of issuance.

 The two principal classifications of municipal bonds are general obligation and limited obligation (or revenue) bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit including, if available, its taxing power for the payment of principal and interest. Issuers of general obligation bonds include states, counties, cities, towns and various regional or special districts. The proceeds of these obligations are used to fund a wide range of public facilities such as the construction or improvement of schools, highways and roads, water and sewer systems and facilities for a variety of other public purposes. Lease revenue bonds or certificates of participation in leases are payable from annual lease rental payments from a state or locality. Annual rental payments are payable to the extent such rental payments are appropriated annually.

    Typically, the only security for a limited obligation or revenue bond is the net revenue derived from a particular facility or class of facilities financed thereby or, in some cases, from the proceeds of a special tax or other special revenues Revenue bonds have been issued to fund a wide variety of revenue-producing public capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; hospitals; and convention, recreational and housing facilities. Although the security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund which may also be used to make principal and interest payments on the issuer's obligations. In addition, some revenue obligations (as well as general obligations) are insured by a bond insurance company or backed by a letter of credit issued by a banking institution.

    Revenue bonds also include, for example, pollution control, health care and housing bonds, which, although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but are secured by the revenues of the authority derived from payments by the private entity which owns or operates the facility financed with the proceeds of the bonds. Obligations of housing finance authorities have a wide range of security features including reserve funds and insured or subsidized mortgages, as well as the net revenues from housing or other public projects. Most of these bonds do not generally constitute the pledge of the credit of the issuer of such bonds. The credit quality of such revenue bonds is usually directly related to the credit standing of the user of the facility being financed or of an institution which provides a guarantee, letter of credit, or other credit enhancement for the bond issue.

 There are, in addition, a variety of hybrid and special types of municipal obligations as well as numerous differences in the security of municipal bonds, both within and between the two primary classifications described above.

 The amount of information about the financial condition of an issuer of municipal bonds may not be as extensive as that which is made available by corporations whose equity securities are publicly traded.

WHEN-ISSUED SECURITIES AND FIRM COMMITMENT AGREEMENTS - The fund may purchase securities on a delayed delivery or "when-issued" basis and enter into firm commitment agreements (transactions whereby the payment obligation and interest rate are fixed at the time of the transaction but the settlement is delayed). The fund as purchaser assumes the risk of any decline in value of the security beginning on the date of the agreement or purchase.

 The fund will identify liquid assets such as cash, U.S. Government securities or other appropriate high-grade debt obligations in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund's aggregate commitments under these transactions exceed its holdings of cash and securities that do not fluctuate in value (such as short-term money market instruments), the fund temporarily will be in a leveraged position (because it will have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets will likely occur than were it not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations thereunder.

   TEMPORARY INVESTMENTS -- The fund may invest in short-term municipal obligations of up to one year in maturity during periods of temporary defensive strategy resulting from abnormal market conditions, or when such investments are considered advisable for liquidity. Generally, the income from all such securities is exempt from federal income tax. See "Additional Information Concerning Taxes" below. Further, a portion of the fund's assets, which will normally be less than 20%, may be held in cash or invested in high-quality taxable short-term securities of up to one year in maturity. Such investments may include: (1) obligations of the U.S. Treasury; (2) obligations of agencies and instrumentalities of the U.S. Government; and (3) money market instruments, such as certificates of deposit issued by domestic banks, corporate commercial paper, and bankers' acceptances.

PORTFOLIO MANAGEMENT -- In seeking to achieve the fund's objective, the Investment Adviser causes the fund to purchase securities which it believes represent the best values then currently available in the marketplace. Such values are a function of yield, maturity, issue classification and quality characteristics, coupled with expectations regarding the economy, movements in the general level and term structure of interest rates, political developments, and variations in the supply of funds available for investment in the tax-exempt market relative to the demand for the funds placed upon it. These latter factors change continuously and should be met with a dynamic, responsive approach to the investment process. Some of the more important portfolio management techniques that are utilized by the Investment Adviser are set forth below.

ADJUSTMENT OF MATURITIES -- The Investment Adviser seeks to anticipate movements in interest rates and adjusts the maturity distribution of the portfolio accordingly subject to maintaining, under normal market conditions, an average dollar-weighted portfolio maturity of three to ten years. Longer term securities ordinarily yield more than shorter term securities but are subject to greater and more rapid price fluctuation. Keeping in mind the fund's objective the Investment Adviser will increase the Fund's exposure to this price volatility only when it appears likely to increase current income without undue risk to capital.

ISSUE CLASSIFICATION -- Securities with the same general quality rating and maturity characteristics, but which vary according to the purpose for which they were issued, often tend to trade at different yields. These yield differentials tend to fluctuate in response to political and economic developments, as well as temporary imbalances in normal supply/demand relationships. The Investment Adviser monitors these fluctuations closely, and will attempt to adjust portfolio concentrations in various issue classifications according to the value disparities brought about by these yield relationship fluctuations.

QUALITY -- Securities issued for similar purposes and with the same general maturity characteristics, but which vary according to the creditworthiness of their respective issuers, tend to trade at different yields. These yield differentials also tend to fluctuate in response to political, economic and supply/demand factors. The Investment Adviser will attempt to take advantage of these fluctuations by adjusting the concentration of portfolio securities in any given quality category according to the value disparities produced by these yield relationship fluctuations.

 The Investment Adviser believes that, in general, the market for municipal bonds is less liquid than that for taxable fixed-income securities. Accordingly, the ability of the fund to make purchases and sales of securities in the foregoing manner may, at any particular time and with respect to any particular securities, be limited (or non-existent).

   PORTFOLIO TURNOVER -- Portfolio changes will be made without regard to the length of time particular investments may have been held. High portfolio turnover involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders. Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. See "Financial Highlights" in the prospectus for the fund's annual portfolio turnover over its
lifetime    .

                            INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES -- The fund has adopted the following fundamental policies and investment restrictions which may not be changed without a majority vote of its outstanding shares. Such majority is defined by law as the vote of the lesser of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities. All percentage limitations expressed in the following investment restrictions are measured immediately after and giving effect to the relevant transaction. The fund may not:

 1. With respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

 2. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

 3. Purchase or sell commodities unless acquired as a result of ownership of securities or other instruments or engage in futures transactions;

 4. Invest 25% or more of the fund's total assets in the securities of issuers in the same industry. Obligations of the U.S. Government, its agencies and instrumentalities are not subject to this 25% limitation on industry concentration;

 5. Invest more than 15% of the value of its net assets in securities which are not readily marketable (including repurchase agreements maturing in more than seven days) or engage in the business of underwriting securities of other issuers, except to the extent that the purchase or disposal of an investment position may technically constitute the fund as an underwriter as that term is defined under the Securities Act of 1933;

 6.   Invest in companies for the purpose of exercising control or management;

 7. Make loans to others except for (a) purchasing debt securities; (b) entering into repurchase agreements; and (c) loaning portfolio securities;

 8. Issue senior securities, except as permitted under the Investment Company Act of 1940;

 9. Borrow money, except from banks for temporary purposes in an amount not to exceed one-third of the value of the fund's total assets. Moreover, in the event that the asset coverage for such borrowing falls below 300%, the fund will reduce, within three days, the amount of its borrowing in order to provide for 300% asset coverage;

 10. Pledge or hypothecate assets in excess of one-third of the fund's total assets;

 11. Purchase or sell puts, calls, straddles, or spreads, or combinations thereof (this restriction does not prevent the fund from investing in securities with put and call features); nor

 12. Invest in oil, gas, or other mineral exploration or development programs or leases.

NON-FUNDAMENTAL POLICIES -- The following policies may be changed by action of the Board of Trustees without shareholder approval.

 1. The fund does not currently intend (at least for the next 12 months) to sell securities short, except to the extent that the fund contemporaneously owns, or has the right to acquire at no additional cost, securities identical to those sold short.

 2. The fund does not currently intend (at least for the next 12 months) to purchase the securities of any issuer (other than securities issued or guaranteed by the governments of any country or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.

 3. The fund does not currently intend (at least for the next 12 months) to invest in the securities of other investment companies except in connection with a merger, consolidation, acquisition, reorganization or as deemed advisable by its officers in connection with the administration of a deferred compensation plan adopted by Trustees and to the extent such investments are allowed by an exemptive order granted by the U.S. Securities and Exchange Commission.

 4. The fund does not currently intend (at least for the next 12 months) to purchase the securities of any issuer if those Officers and Trustees of the fund, its Investment Adviser or principal underwriter who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.

 5. The fund does not currently intend (at least for the next 12 months) to invest more than 5% of its net assets, valued at the lower of cost or market at the time of purchase, in warrants, including not more than 2% of such net assets in warrants that are not listed on a major stock exchange. However, warrants acquired in units or attached to securities may be deemed to be without value for the purpose of this restriction.

 6. The fund does not currently intend (at least for the next 12 months) to invest more than 5% of its net assets in restricted securities (excluding Rule 144A securities).

 7. The fund does not currently intend (at least for the next 12 months) to purchase securities in the event its borrowings exceed 5%.

 8. The fund does not currently intend (at least for the next 12 months) to invest 25% or more of its assets in municipal bonds the issuers of which are located in the same state, unless such securities are guaranteed by the U.S. Government, or more than 25% of its total assets in securities the interest on which is paid from revenues of similar type projects (such as hospitals and health facilities; turnpikes and toll roads; ports and airports; or colleges and universities). The fund may on occasion invest more than an aggregate of 25% of its total assets in industrial development bonds. There could be economic, business or political developments which might affect all municipal bonds of a similar category or type or issued by issuers within any particular geographical area or jurisdiction.

 9. The fund does not currently intend (at least for the next 12 months) to loan portfolio securities.

  For the purpose of the fund's investment restrictions, the identification of the "issuer" of municipal bonds that are not general obligation bonds is made by the Investment Adviser on the basis of the characteristics of the bonds as described, the most significant of which is the ultimate source of funds for the payment of principal and interest on such bonds.

                           FUND OFFICERS AND TRUSTEES
                       Trustees and Trustee Compensation

NAME, ADDRESS AND AGE          POSITION WITH   PRINCIPAL OCCUPATION(S) DURING   AGGREGATE           TOTAL COMPENSATION   TOTAL
NUMBER
                               REGISTRANT    PAST 5 YEARS (POSITIONS WITHIN THE   COMPENSATION        FROM ALL FUNDS       OF FUND

                                             ORGANIZATIONS LISTED MAY HAVE   (INCLUDING          MANAGED BY CAPITAL   BOARDS ON

                                             CHANGED DURING THIS PERIOD)   VOLUNTARILY DEFERRED   RESEARCH AND         WHICH

                                                                       COMPENSATION/1/) FROM    MANAGEMENT COMPANY/2/   TRUSTEE

                                                                       THE COMPANY DURING FISCAL YEAR ENDED JULY 31, 1995
            SERVES/2/

++ H. Frederick Christie       Trustee       Private Investor.  The Mission    $2,659/3/          $142,891              18

 P.O. Box 144                                Group (non-utility holding
 Palos Verdes Estates, CA 90274                 Company, subsidiary of Southern

 Age: 62                                     California Edison Company),
                                             former President and Chief
                                             Executive Officer

 Diane C. Creel                Trustee       Chairwoman, CEO and President,    $1,856             $28,019               12

 100 W. Broadway                             The Earth Technology Corporation

 Suite 5000
 Long Beach, CA 90802
 Age: 46

 Martin Fenton, Jr.            Trustee       Chairman, Senior Resource Group    $3,272/3/          $105,628              15

 4350 Executive Drive                        (management of senior living

 Suite 101                                   centers)
 San Diego, CA  92121-2116
 Age: 59

 Leonard R. Fuller             Trustee       President, Fuller & Company, Inc.    $1,711             $28,664               12

 4337 Marina City Drive                      (financial management consulting

 Suite 841 ETN                               firm)
 Marina del Rey, CA 90292
 Age:  48

+* Abner D. Goldstine          President,    Capital Research and Management    none/4/             none/4/              12

 Age: 65                       PEO and       Company, Senior Vice President

                               Trustee       and Director

+** Paul G. Haaga, Jr.         Chairman of   Capital Research and Management    none/4/             none/4/              14

 Age: 46                       the Board     Company, Senior Vice President

                                             and Director

 Herbert Hoover III            Trustee       Private Investor           $2,477              $61,573              14
 200 S. Los Robles Avenue
 Suite 520
 Pasadena, CA 91101-2431
 Age: 67

 Richard G. Newman             Trustee       Chairman, President and CEO,    $3,091/3/          $40,559               12

 3250 Wilshire Boulevard                     AECOM Technology Corporation

 Los Angeles, CA 90010-1599                  (architectural engineering)
 Age: 60

 Peter Valli                   Trustee       Chairman and CEO, BW/IP    $2,800/3/          $38,650               12
 200 Oceangate Boulevard                     International Inc. (industrial

 Suite 900                                   manufacturing)
 Long Beach, CA 90802
 Age: 68



+ Trustees who are considered "interested persons as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), on the basis of their affiliation with the fund's Investment Adviser, Capital Research and Management Company.

++ May be deemed an "interested person" of the fund due to membership on the board of trustees of the parent company of a registered broker-dealer.

* Address is 11100 Santa Monica Boulevard, Los Angeles, CA 90025

** Address is 333 South Hope Street, Los Angeles, CA 90071//

/1/ Amounts may be deferred by eligible trustees under a non-qualified deferred compensation plan adopted by the Fund in 1994. Deferred amounts accumulate at an earnings rate determined by the total return of one or more funds in The American Funds Group as designated by the Trustee.

/2/ Capital Research and Management Company manages The American Funds Group consisting of 28 funds: AMCAP Fund, Inc., American Balanced Fund, Inc., American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., The Cash Management Trust of America, Capital Income Builder, Inc., Capital World Growth and Income Fund, Inc., Capital World Bond Fund, Inc., EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., Intermediate Bond Fund of America, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland, The Tax-Exempt Fund of Virginia, The Tax-Exempt Money Fund of America, The U. S. Treasury Money Fund of America, U.S. Government Securities Fund and Washington Mutual Investors Fund, Inc. Capital Research and Management Company also manages American Variable Insurance Series and Anchor Pathway Fund which serve as the underlying investment vehicle for certain variable insurance contracts; and Bond Portfolio for Endowments, Inc. and Endowments, Inc. whose shares may be owned only by tax-exempt organizations.

   /3/ Since the plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) for participating Trustees is as follows: H. Frederick Christie ($1,385), Martin Fenton, Jr. ($4,179), Richard
G. Newman ($5,524) and Peter C. Valli ($4,828). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the Trustee.

/4/ Paul G. Haaga, Jr. and Abner D. Goldstine are affiliated with the Investment Adviser and, accordingly, receive no compensation from the Fund.

                                    OFFICERS

*** Neil L. Langberg, SENIOR VICE PRESIDENT. Capital Research and Management Company, Vice President - Investment Management Group

** Mary C. Cremin, VICE PRESIDENT AND TREASURER.  Capital Research and
Management Company,   Senior Vice President - Fund Business Management Group

* Michael J. Downer, VICE PRESIDENT. Capital Research and Management Company, Senior Vice President - Fund Business Management Group

* Julie F. Williams, SECRETARY. Capital Research and Management Company, Vice President - Fund Business Management Group

* Kimberly S. Verdick, ASSISTANT SECRETARY, Capital Research and Management
Company,   Compliance Associate - Fund Business Management Group

** Anthony W. Hynes, Jr., ASSISTANT TREASURER.  Capital Research and Management
  Company, Vice President - Fund Business Management Group

# Positions within the organizations listed may have changed during this period.

*  Address is 333 South Hope Street, Los Angeles, CA  90071.

** Address is 135 South State College Boulevard, Brea, CA  92621.

*** Address is 11100 Santa Monica Boulevard, Los Angeles, CA  90025.

 No compensation is paid by the fund to any officer or Trustee who is a director, officer, or employee of the Investment Adviser. The fund pays annual fees of $1,200 to Trustees who are not affiliated with the Investment Adviser, plus $200 for each Board of Trustees meeting attended, plus $200 for each meeting attended as a member of a committee of the Board of Trustees. The Trustees may elect, on a voluntary basis, to defer all or a portion of these fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the Trustees who are not affiliated with the Investment Adviser.

                                   MANAGEMENT

INVESTMENT ADVISER -- The Investment Adviser, founded in 1931, maintains research facilities in the U.S. and abroad with a staff of professionals, many of whom have years of investment experience. The Investment Adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The Investment Adviser believes that it is able to attract and retain quality personnel.

 An affiliate of the Investment Adviser compiles indices for major stock markets around the world and compiles and edits the Morgan Stanley Capital International Perspective, providing financial and market information about more than 2,400 companies around the world.

    The Investment Adviser is responsible for more than $100 billion of stocks, bonds and money market instruments and serves over five million investors of all types throughout the world. These investors include privately owned businesses and large corporations, as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.

INVESTMENT ADVISORY AND SERVICE AGREEMENT -- The Investment Advisory and Service Agreement (the "Agreement") between the fund and the Investment Adviser will continue in effect until September 30, 1995, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (i) the Board of Trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (ii) the vote of a majority of Trustees who are not parties to the Agreement or interested persons (as defined in the 1940
Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the Investment Adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

 Under the Agreement, the Investment Adviser will receive from the fund a monthly fee, at an annual rate of 0.30% per annum on the first $60 million of the fund's net assets; plus 0.21% per annum on the portion of such net assets in excess of $60 million, plus 3% of the Fund's gross investment income for the preceding month.

 For the purposes of such computations under the Agreement, the fund's gross investment income does not reflect any net realized gains or losses on the sale of portfolio securities but does include original-issue discount as defined for federal income tax purposes.

  The Investment Adviser, in addition to providing investment advisory services, furnishes the services and pays the compensation and travel expenses of qualified persons to perform the executive and related administrative, clerical and bookkeeping functions of the fund, provides suitable office space, necessary small office equipment and general purpose accounting forms, supplies, and postage used at the offices of the fund. The fund pays all expenses not assumed by the Investment Adviser, including, but not limited to, custodian, stock transfer and dividend disbursing fees and expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements, and notices to its shareholders, taxes; expenses of the issuance and redemption of shares (including stock certificates, registration and qualification fees and expenses); legal and auditing expenses; compensation, fees, and expenses paid to trustees unaffiliated with the Investment Adviser; association dues; and costs of stationery and forms prepared exclusively for the fund.

 The Investment Adviser has agreed to waive its fees by any amount necessary to assure that such expenses do not exceed applicable expense limitations in any state in which the funds' shares are being offered for sale. Only one state (California) continues to impose expense limitations on funds registered for sale therein. The California provision currently limits annual expenses to the sum of 2-1/2% of the first $30 million of average net assets, 2% of the next $70 million and 1-1/2% of the remaining average net assets. Rule 12b-1 distribution expenses would be excluded from this limit. Other expenses which are not subject to these limitations include interest, taxes, brokerage commissions, transaction costs, and extraordinary items such as litigation, as well as, for purposes of the state expense limitations, any amounts excludable under the applicable regulation. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses.

    The Investment Adviser has agreed to bear any fund expenses (with the exception of interest, taxes, brokerage costs and extraordinary expenses such as litigation and acquisitions) in excess of 0.75% of the fund's average net assets per annum, subject to reimbursement by the fund, during a period which will terminate at the earlier of (i) such time as no reimbursement has been required for a period of 12 consecutive months, provided no advances are outstanding, or (ii) October 1, 2003. Each month, to the extent the fund owes money to the Investment Adviser pursuant to this provision of the Agreement and the fund's annualized expense ratio for the month is below 0.75%, the fund will reimburse the Investment Adviser until the fund's annualized expense ratio equals 0.75% or the debt is repaid, whichever comes first. CRMC has also voluntarily agreed to waive its fees to the extent necessary to ensure that the fund's expenses do not exceed 0.71% of the average net assets. There can be no assurance that this voluntary fee waiver will continue in the future. During the period, the Investment Adviser's total fees amounted to $757,000. Fee waivers amounted to $488,000 for the year ended July 31, 1995.

   PRINCIPAL UNDERWRITER -- American Funds Distributors, Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The fund has adopted a Plan of Distribution (the "Plan"), pursuant to rule 12b-1 under the 1940 Act (see "Principal Underwriter" in the prospectus). The Principal Underwriter receives amounts payable pursuant to the Plan (see below) and commissions consisting of that portion of the sales charge remaining after the discounts which it allows to investment dealers. Commissions retained by the Principal Underwriter on sales of fund shares during the period amounted to $197,000 after allowance of $793,000 to dealers.

 As required by rule 12b-1, the Plan (together with the Principal Underwriting Agreement) has been approved by a majority of the entire Board of Trustees and separately by a majority of the Trustees who are not "interested persons" of the fund and who have no direct or indirect financial interest in the operation of the Plan or the Principal Underwriting Agreement, and the Plan has been approved by the vote of a majority of the outstanding voting securities of the fund. The officers and Trustees who are "interested persons" of the fund due to present or past affiliations with the Investment Adviser and related companies may be considered to have a direct or indirect financial interest in the operation of the Plan. Potential benefits of the Plan to the fund are improved shareholder services, savings to the fund in transfer agency costs, savings to the fund in advisory fees and other expenses, benefits to the investment process from growth or stability of assets and maintenance of a financially healthy management organization. The selection and nomination of Trustees who are not "interested persons" of the fund shall be committed to the discretion of the Trustees who are not "interested persons" during the existence of the Plan. The Plan is reviewed quarterly and must be renewed annually by the Board of Trustees.

    Under the Plan, the fund may expend up to 0.30% of its average net assets annually to finance any activity which is primarily intended to result in the sale of fund shares, provided the fund's Board of Trustees has approved the category of expenses for which payment is being made. These include service fees for qualified dealers and dealer commissions and wholesaler compensation on sales of shares exceeding $1 million. During the period, the fund paid $560,000 under the Plan as compensation to dealers. As of July 31, 1994, accrued and unpaid distribution expenses were $47,000.

 The Glass-Steagall Act and other applicable laws, among other things, generally prohibit commercial banks from engaging in the business of underwriting, selling or distributing securities, but permit banks to make shares of mutual funds available to their customers and to perform administrative and shareholder servicing functions. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either federal or state statutes or regulations relating to the permissible activities of banks or their subsidiaries of affiliates, could prevent a bank from continuing to perform all or a part of its servicing activities. If a bank were prohibited from so acting, shareholder clients of such bank would be permitted to remain shareholders of the fund and alternate means for continuing the servicing of such shareholders would be sought. In such event, changes in the operation of the fund might occur and shareholders serviced by such bank might no longer be able to avail themselves of any automatic investment or other services then being provided by such bank. It is not expected that shareholders would suffer with adverse financial consequences as a result of any of these occurrences.

 In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and certain banks and financial institutions may be required to be registered as dealers pursuant to state law.


                          DIVIDENDS AND DISTRIBUTIONS
DIVIDENDS AND DISTRIBUTIONS -- The fund declares dividends from its net investment income daily and distributes the accrued dividends to shareholders each month. The percentage of the distribution that is tax-exempt may vary from distribution to distribution. For the purpose of calculating dividends, daily net investment income of the fund consists of: (a) all interest income accrued on the fund's investments including any discount or premium ratably amortized to the date of maturity or determined in such other manner as may be deemed appropriate; minus (b) all liabilities accrued, including interest, taxes and other expense items, amounts determined and declared as dividends or distributions and reserves for contingent or undetermined liabilities, all determined in accordance with generally accepted accounting principles.

                    ADDITIONAL INFORMATION CONCERNING TAXES

 The following is only a summary of certain additional federal, state and local tax considerations generally affecting the fund and its shareholders. No attempt is made to present a detailed explanation of the tax treatment of the fund or its shareholders, and the discussion here and in the fund's prospectus is not intended as a substitute for careful tax planning. Investors are urged to consult their tax advisers with specific reference to their own tax situations.

 The fund is not intended to constitute a balanced investment program and is not designed for investors seeking capital appreciation or maximum tax-exempt income irrespective of fluctuations in principal. Shares of the fund would generally not be suitable for tax-exempt institutions or tax-deferred retirement plans (E.G., plans qualified under Section 401 of the Internal Revenue Code, Keogh-type plans and individual retirement accounts.) Such retirement plans would not gain any benefit from the tax-exempt nature of the fund's dividends because such dividends would be ultimately taxable to beneficiaries when distributed to them. In addition, the fund may not be an appropriate investment for entities which are "substantial users" of facilities financed by private activity bonds or "related persons" thereof. "Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, or who occupies more than 5% of the usable area of such facilities or for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S Corporation and its shareholders.

 The fund intends to meet all the requirements and has elected the tax status of a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986 (the "Code"). Under Subchapter M, if the fund distributes within specified times at least 90% of its taxable and tax-exempt net investment income, it will be taxed only on that portion, if any, which it retains.

 To qualify, the fund must (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities, currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies; (b) derive less than 30% of its gross income from the gains or sale or other disposition of stock or securities held less than three months, and
(c) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies, and other securities which must be limited, in respect of any one issuer to an amount not greater than 5% of the fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies) or in two or more issuers which the fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses.

 The percentage of total dividends paid by the fund with respect to any taxable year which qualify for exclusion from gross income ("exempt-interest dividends") will be the same for all shareholders receiving dividends during such year. In order for the fund to pay exempt-interest dividends during any taxable year, at the close of each fiscal quarter at least 50% of the aggregate value of the fund's assets must consist of tax-exempt obligations. Not later than 60 days after the close of its taxable year, the fund will notify each shareholder of the portion of the dividends paid by the fund to the shareholder with respect to such taxable year which constitutes exempt-interest dividends. The aggregate amount of dividends so designated cannot, however, exceed the excess of the amount of interest excludable from gross income from tax under
Section 103 of the Code received by the fund during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code.

 Interest on indebtedness incurred by a shareholder to purchase or carry fund shares is not deductible for federal income tax purposes if the fund distributes exempt-interest dividends during the shareholder's taxable year.
If a shareholder receives an exempt-interest dividend with respect to any share and such share is held for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend.

    While the fund does not expect to realize substantial long-term capital gains, any net realized long-term capital gains will be distributed annually. The fund will have no tax liability with respect to such gains, and the distributions will be taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held fund shares. Such distributions will be designated as a capital gains distribution in a written notice mailed by the fund to shareholders not later than 60 days after the close of the fund's taxable year. If a shareholder receives a designated capital gain distribution (treated by the shareholder as a long-term capital gain) with respect to any fund share and such fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that fund share will be treated as long-term capital loss to the extent of the designated capital gain distribution. The fund also may make a distribution of net realized long-term capital gains near the end of the calendar year to comply with certain requirements of the Code. Gain recognized on the disposition of a debt obligation (including tax-exempt obligations purchased after April 30, 1993) purchased by the fund at a market discount (generally at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the fund held the debt obligation.

 Similarly, while the fund does not expect to earn any significant investment company taxable income in the event that any taxable income is earned by the fund it will be distributed. In general, the fund's investment company taxable income will be its taxable income subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year. The fund would be taxed on any undistributed investment company taxable income. Since any such income will be distributed, it will be taxable to shareholders as ordinary income (whether distributed in cash or additional shares).

 The Code imposes limitations on the use and investment of the proceeds of state and local governmental bonds and upon other funds of the issuers of such bonds. These limitations must be satisfied on a continuing basis to maintain the exclusion from gross income of interest on such bonds. These provisions of the Code generally apply to bonds issued after August 15, 1986. Bond counsel qualify their opinions as to the federal tax status of new issues of bonds by making such opinions contingent on the issuer's future compliance with these limitations. Any failure on the part of an issuer to comply could cause the interest on its bonds to become taxable to investors retroactive to the date the bonds were issued.

 In most cases, the interest on "private activity" bonds as defined under the Code is an item of tax preference subject to the alternative minimum tax ("AMT") on corporations and individuals. The fund may invest up to 20% of its total assets in "private activity" bonds. As of the date of this statement of additional information, individuals are subject to an AMT at a maximum rate of 28% and corporations at a rate of 20%. Shareholders will not be permitted to deduct any of their share of fund expenses in computing alternative minimum tax income. With respect to corporate shareholders of the fund, all interest on municipal bonds and other tax-exempt obligations, including exempt-interest dividends paid by the fund, is included in adjusted current earnings in calculating federal alternative minimum taxable income, and may also affect corporate federal "environmental tax" liability.

 Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income) for the calendar year, (ii) 98% of capital gain net income (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year), and (iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (ii) any amount on which the fund pays income tax during the periods described above. The fund intends to distribute net investment income and net capital gains so as to minimize or avoid the excise tax liability.

 If for any taxable year the fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of earnings and profits, and may be eligible for the dividends received deduction for corporations. Under normal circumstances, no part of the distributions to shareholders by the fund is expected to qualify for the dividends-received deduction allowed to corporate shareholders.

 If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred in acquiring the fund's shares shall not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other funds. Also, any loss realized on a redemption or exchange of shares of a fund will be disallowed to the extent shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.

    As of the date of this statement of additional information, the maximum individual stated tax rate applicable to ordinary income is 39.6% (effective tax rates may be higher for some individuals due to phase out of exemptions and elimination of deductions); the maximum individual tax rate applicable to net capital gains is 28%; and the maximum corporate tax applicable to ordinary income and net capital gains is 35%. However, to eliminate the benefit of lower marginal corporate income tax rates, corporations which have taxable income in excess of $100,000 for a taxable year will be required to pay an additional amount of tax of up to $11,750 and corporations which have taxable income in excess of $15,000,000 for a taxable year will be required to pay an additional amount of income tax of up to $100,000. Naturally, the amount of tax payable by a taxpayer will be affected by a combination of tax law rules covering, E.G., deductions, credits, deferrals, exemptions, sources of income and other matters.

    Under the Code, distributions of net investment income by the fund to a nonresident alien individual, nonresident alien fiduciary of a trust or estate, non-U.S. corporation, or non-U.S. partnership (a "non-U.S. shareholder") will be subject to U.S. withholding tax (at a rate of 30% or a lower treaty rate, if applicable). Withholding will not apply if a dividend paid by the fund to a non-U.S. shareholder is "effectively connected" with a U.S. trade or business, in which case the reporting and withholding requirements applicable to U.S. citizens, U.S. residents, or domestic corporations will apply.

                               PURCHASE OF SHARES

   PRICE OF SHARES -- Purchases of shares are made at the offering price next determined after the purchase order is received by the fund or American Funds Service Company; this offering price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers, accepted by the Principal Underwriter prior to its close of business. The dealer is responsible for promptly transmitting purchase orders to the Principal Underwriter. Orders received by the investment dealer, the Transfer Agent, or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Prices which appear in the newspaper are not always indicative of prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated closing price.

    The price you pay for shares, the public offering price, is based on the net asset value per share which is calculated once daily at the close of trading (currently 4:00 p.m., New York time) each day the New York Stock Exchange is open. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. The net asset value per share is determined as follows:

    1. Municipal bonds and notes and any other securities with more than 60 days remaining to maturity normally are valued at prices obtained from a national municipal bond pricing service, except that, where such prices are not available or determined by the fund's officers not to represent market value, they are valued at prices representing the mean between bid and asked quotations (on the sale of similar issues) obtained from one or more broker/dealers dealing in such municipal bonds and notes.

 All securities with 60 days or less to maturity are amortized to maturity based on their cost to the fund if acquired within 60 days of maturity or, if already held by the fund on the 60th day, based on the value determined on the 61st day. The maturities of variable or floating rate instruments, or instruments with the right to sell them at par to the issuer or dealer, are deemed to be the time remaining until the next interest adjustment date or until they can be redeemed at par.

 Where market prices or market quotations are not readily available, securities are valued at fair value as determined in good faith by the Board of Trustees or a committee thereof. The fair value of all other assets is added to the value of securities to arrive at the total assets;

 2. There are deducted from the total assets, thus determined, the liabilities, including proper accruals of expense items; and

 3. The value of the net assets so obtained are then divided by the total number of shares outstanding and the result, rounded to the nearer cent, is the net asset value per share.

 Any purchase order may be rejected by the Principal Underwriter or by the fund. The fund will not knowingly sell fund shares (other than for the reinvestment of dividends or capital gain distributions) directly or indirectly or through a unit investment trust to any other investment company, person or entity, where, after the sale, such investment company, person, or entity would own beneficially directly, indirectly, or through a unit investment trust more than 4.5% of the outstanding shares of the fund without the consent of a majority of the Board of Trustees.

STATEMENT OF INTENTION -- The reduced sales charges and public offering prices set forth in the prospectus apply to purchases of $25,000 or more made within a 13-month period pursuant to the terms of a written statement of intention (the "Statement") in the form provided by the Principal Underwriter and signed by the purchaser. The Statement is not a binding obligation to purchase the indicated amount. When a shareholder signs a Statement in order to qualify for a reduced sales charge, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total purchases had been made at a single time. If the difference is not paid within 20 days after written request by the Principal Underwriter or the securities dealer, the appropriate number of escrowed shares will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding. The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged and there will be no retroactive reduction of the sales charges paid on prior purchases.

   DEALER COMMISSIONS - The following commissions will be paid, as described in the prospectus, to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any defined contribution plan qualified under section 401(a) of the Internal Revenue Code including a "401(k)" plan with 200 or more eligible employees, and for purchases made at net asset value by certain retirement plans of organizations with collective retirement plan assets of $100 million or more: 1% on amounts of $1 million to $2 million, 0.80% on amounts over $2 million to $3 million, 0.50% on amounts over $3 million to $50 million, 0.25% on amounts over $50 million to $100 million, and 0.15% on amounts over $100 million. The level of dealer commissions will be determined based on sales made over a 12-month period commencing from the date of the first sale at net asset value. See "The American Funds Shareholder Guide" in the fund's prospectus for more information.

                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

AUTOMATIC INVESTMENT PLAN -- The automatic investment plan enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their bank accounts. With shareholder authorization and bank approval, the Transfer Agent will automatically charge the bank account for the amount specified ($50 minimum), which will be automatically invested in shares at the offering price on or about the 10th day of the month (or on or about the 15th day of the month in the case of accounts for retirement plans where Capital Guardian Trust Company serves as custodian or trustee.) Bank accounts will be charged on the day or a few days before investments are credited, depending on the bank's capabilities, and shareholders will receive a confirmation statement showing the current transaction. Participation in the plan will begin within 30 days after receipt of the account application. If the shareholder's bank account cannot be charged due to insufficient funds, a stop-payment order or closing of the account, the plan may be terminated and the related investment reversed. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Transfer Agent.

AUTOMATIC WITHDRAWALS -- Withdrawal payments are not to be considered as dividends, yield or income. Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.

CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS -- A shareholder in one fund may elect to cross-reinvest dividends or dividends and capital gain distributions paid by that fund (the "paying fund") into any other fund in The American Funds Group (the "receiving fund") subject to the following conditions: (i) the aggregate value of the shareholder's account(s) in the paying fund(s) must equal or exceed $5,000 (this condition is waived if the value of the account in the receiving fund equals or exceeds that fund's minimum initial investment requirement), (ii) as long as the value of the account in the receiving fund is below that fund's minimum initial investment requirement, dividends and capital gain distributions paid by the receiving fund must be automatically reinvested in the receiving fund, and (iii) if this privilege is discontinued with respect to a particular receiving fund, the value of the account in that fund must equal or exceed the fund's minimum initial investment requirement or the fund shall have the right, if the shareholder fails to increase the value of the account to such minimum within 90 days after being notified of the deficiency, automatically to redeem the account and send the proceeds to the shareholder. These cross-reinvestments of dividends and capital gain distributions will be at net asset value (without sales charge).

                              REDEMPTION OF SHARES

 The fund's Declaration of Trust permits the fund to direct the Transfer Agent to redeem the shares of any shareholder if the shares owned by such shareholder through redemptions, market decline or otherwise, have a value of less than the minimum initial investment amount required of new shareholders of that series or Class, (determined, for this purpose only as the greater of the shareholder's cost or the current net asset value of the shares, including any shares acquired through reinvestment of income dividends and capital gain distributions). Prior notice of at least 60 days will be given to a shareholder before the involuntary redemption provision is made effective with respect to the shareholder's account. The shareholder will have not less than 30 days from the date of such notice within which to bring the account up to the minimum determined as set forth above.

                      EXECUTION OF PORTFOLIO TRANSACTIONS

 There are occasions on which portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the Investment Adviser, or for trusts or other accounts served by affiliated companies of the Investment Adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the fund, they are effected only when the Investment Adviser believes that to do so is in the interest of the fund. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner. The fund does not intend to pay a mark-up in exchange for research in connection with principal transactions.

                              GENERAL INFORMATION

CUSTODIAN OF ASSETS -- Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by The Chase Manhattan Bank, N.A., One Chase Manhattan Plaza, New York, NY 10081, as custodian.

INDEPENDENT ACCOUNTANTS -- Price Waterhouse LLP, 400 South Hope Street, Los Angeles, CA 90071, provides audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The Financial Statements included in this Statement of Additional Information have been so included in reliance on the report of the independent accountants given on the authority of said firm as experts in accounting and auditing.

SHAREHOLDER VOTING RIGHTS -- At any meeting of shareholders, duly called and at which a quorum is present, the shareholders may, by the affirmative vote of the holders of a majority of the votes entitled to be cast thereon, remove any trustee or trustees from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed trustees. The fund has made an undertaking, at the request of the staff of the Securities and Exchange Commission, to apply the provisions of section 16(c) of the 1940 Act with respect to the removal of trustees, as though the fund were a common-law trust. Accordingly, the trustees of the fund shall promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any trustee when requested in writing to do so by the record holders of not less than 10% of the outstanding shares.

REPORTS TO SHAREHOLDERS -- The fund's fiscal year ends on July 31. Shareholders are provided at least semi-annually with reports showing the investment portfolio and financial statements audited annually by the fund's independent accountants, Price Waterhouse LLP, whose selection is determined annually by the Trustees.

   PERSONAL INVESTING POLICY - Capital Research and Management Company and its affiliated companies have adopted a personal investing policy consistent with Investment Company Institute guidelines. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; disclosure of personal holdings by certain investment personnel prior to recommendation for purchase for the fund; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.

 The financial statements including the investment portfolio and the report of Independent Accountants contained in the Annual Report are included in this Statement of Additional Information. The following information is not included in the Annual Report:


DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND

MAXIMUM OFFERING PRICE PER SHARE -- JULY 31, 1995



Net asset value and redemption price per share

(Net assets divided by shares outstanding)                     $ 14.29

Maximum offering price per share (100/95.25 of

per share net asset value, which takes into account

the fund's current maximum sales charge)                       $ 15.00



                               INVESTMENT RESULTS

    The fund's yield is 4.55% based on a 30-day (or one month) period ended July 31, 1995, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

 YIELD = 2[(a-b/cd + 1)/6/ -1]

Where: a = dividends and interest earned during the period.

 b = expenses accrued for the period (net of reimbursements).

 c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

 d = the maximum offering price per share on the last day of the period.

    The fund may also calculate a tax equivalent yield based on a 30-day (or one month) period ended no later than the date of the most recent balance sheet included in the registration statement, computed by dividing that portion of the yield (as computed by the formula stated above) which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the yield that is not tax-exempt. The fund's tax equivalent yield based on the maximum individual effective federal tax rate of 39.6% for the 30-day (or one month) period ended July 31, 1995 was 7.53%.

 The fund's average annual total return ("T") will be computed by equating the value at the end of the period ("ERV") with a hypothetical initial investment of $1,000 ("P") over a number of years ("n") according to the following formula as required by the Securities and Exchange Commission: P(1+T)/n/=ERV.

 The following assumptions will be reflected in computations made in accordance with the formula stated above: (1) deduction of the maximum sales load of 4.75% from the $1,000 initial investment; (2) reinvestment of dividends and distributions at net asset value on the reinvestment date determined by the Board; and (3) a complete redemption at the end of any period illustrated. The fund will calculate total return for one, five and ten-year periods after such a period has elapsed.

    During its lifetime (October 6, 1993 to July 31, 1995), the fund had a total return of 3.55% compared with 7.86% for The Lehman Brothers 7-Year Municipal Bond Index./1/

   EXPERIENCE OF INVESTMENT ADVISER -- Capital Research and Management Company manages nine common stock funds that are at least 10 years old. In all of the 10-year periods during which those funds were managed by Capital Research and Management Company since 1964 (115 in all), those funds have had better total returns than the Standard and Poor's 500 Stock Composite Index in 94 of the 115 periods.

 Note that past results are not an indication of future investment results. Also, the fund has different investment policies than the funds mentioned above. These results are included solely for the purpose of informing investors about the experience and history of Capital Research and Management Company.

 The fund may also refer to results compiled by organizations such as Lipper Analytical Services, Morningstar, Inc. and Wiesenberger Investment Companies Services. Additionally, the fund may, from time to time, refer to results published in various newspapers or periodicals, including Barrons, Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance Magazine, Money, U.S. News and World Report and The Wall Street Journal.


/1/ The Lehman Brothers 7-Year Municipal Bond Index is unmanaged, reflects no expenses or management fees and consists of a large universe of municipal bonds issued as state general obligations or revenue bonds with a minimum rating of BBB by Standard & Poor's Corporation.


                   DESCRIPTION OF RATINGS FOR DEBT SECURITIES

 The ratings of Moody's Investors Service, Inc. and Standard & Poor's Corporation represent their opinions as to the quality of the municipal bonds which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, municipal bonds with the same maturity, coupon and rating may have different yields, while municipal bonds of the same maturity and coupon with different ratings may have the same yield.

 Moody's Investors Service, Inc. rates the long-term debt securities issued by various entities from "Aaa" to "C." Moody's applies the numerical modifiers 1, 2, and 3 in each generic rating classification from AA through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category. Ratings are described as follows:

BONDS --

"Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as 'gilt edge.' Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues."

"Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities."

"Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future."

"Bonds which are rated Baa are considered as medium grade obligations, I.E., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well."

NOTES --

"The MIG 1 designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

The MIG 2 designation denotes high quality. Margins of protection are ample although not as large as in the preceding group."

COMMERCIAL PAPER --

"Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

-- Leading market positions in well established industries.

-- High rates of return on funds employed.

-- Conservative capitalization structures with moderate reliance on debt and
ample asset   protection.

-- Broad margins in earnings coverage of fixed financial charges and high
internal cash   generation.

-- Well established access to a range of financial markets and assured sources
of alternate   liquidity.

Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained."

 Standard & Poor's Corporation rates the long-term securities debt of various entities in categories ranging from "AAA" to "D" according to quality. The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. Ratings are described as follows:

"Debt rated 'AAA' has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong."

"Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree."

"Debt rated 'A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories."

"Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories."

NOTES --

"The SP-1 rating denotes a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

 The SP-2 rating denotes a satisfactory capacity to pay principal and interest."

COMMERCIAL PAPER --

The A-1 designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) designation."

LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA
INVESTMENT PORTFOLIO - JULY 31, 1995

PORTFOLIO COMPOSITION

New York            8.5%
Louisiana           7.3%
Texas               7.0%
Maine               6.2%
Massachusetts       6.1%
Minnesota           5.6%
California          5.5%
Pennsylvania        5.1%
Mississippi         4.6%
Ohio                3.8%
Other states       34.4%
Cash equivalents    5.9%

                                                                    Principal              Market

                                                                    Amount                 Value

                                                                    (000)                  (000)

TAX-EXEMPT SECURITIES MATURING IN MORE THAN

 ONE YEAR - 95.28%



ALASKA - 1.60%

 Alaska Student Loan Corporation, Student Loan

  Revenue Bonds, 1988 Series A, AMBAC Insured,

  8.40% 2003                                                        $2,750                 $3,047



ARIZONA - 2.21%

 Arizona Educational Loan Marketing Corp.,

  1992 Educational Loan Revenue Bonds, Series A,

  6.70% 2000                                                        4,000                  4,220



CALIFORNIA - 5.53%

 Health Facilities Financing Authority, Hospital

  Revenue Bonds (Downey Community Hospital),

  Series 1993, 5.00% 2001                                           1,250                  1,230

 Public Works Board, Lease Revenue Bonds

  (Department of Corrections),

  1991 Series A (State Prisons, Imperial

  County), 5.00% 2001                                               2,250                  2,243

 Los Angeles County, Certificate of Participation

  (Marina Del Rey), Series A:

   5.75% 1998                                                       1,000                  1,016

   6.25% 2003                                                       3,100                  3,010

 Pleasanton Joint Powers Financing Authority,

  Reassessment Revenue Bonds, 1993 Series A,

  5.70% 2001                                                        1,985                  1,984

 Sacramento Cogeneration Authority, Cogeneration

  Project Revenue Bonds (Proctor & Gamble

  Project), 1995 Series, 7.00% 2004                                 1,000                  1,063



COLORADO - 3.67%

 Housing and Finance Authority, Single Family

  Program Senior Bonds, 1995 Series C-2,

  5.625% 2009(1997)/1/                                              1,000                  999

 City and County of Denver, Airport System

  Revenue Bonds, Series 1991D:

   6.60% 1996                                                       1,465                  1,509

   6.80% 1997                                                       1,170                  1,226

   7.30% 2000                                                       3,000                  3,269



DISTRICT OF COLUMBIA - 2.31%

 General Obligation Refunding Bonds:

  Series 1994C, 4.90% 1998                                          500                    493

  Series 1994A-3, 4.70% 1999                                        2,000                  1,931

  Series 1994C, FGIC Insured, 5.00% 2001                            1,000                  997

  Series 1994D, FGIC Insured, 5.10% 2002                            1,000                  996



GEORGIA - 1.74%

 Municipal Electric Authority, Power Revenue

  Bonds, Series Q, 8.375% 2016 (crossover

  refunded 1998)                                                    500                    553

 Fulco Hospital Authority, Revenue Anticipation

  Certificates (Saint Joseph's Hospital of

  Atlanta, Inc.), Series 1994:

   4.55% 1999                                                       855                    831

   4.70% 2000                                                       2,000                  1,931



GUAM - 1.05%

Government of Guam, General Obligation Bonds,

1995 Series A, 5.25% 1999                                           2,000                  2,007



ILLINOIS - 3.11%

 Health Facilities Authority, Revenue Bond:

  (Rush Presbyterian-St. Luke's Medical Center

   Obligated Group), Series 1993, MBIA Insured,

   4.70% 2001                                                       1,470                  1,463

  (OSF Healthcare System), Series 1993, 5.25% 2001                  2,025                  2,018

 Toll Highway Authority, Toll Highway Refunding

  Revenue Bonds, 1993 Series A, 4.70% 2001                          2,475                  2,457



INDIANA - 1.43%

 Employment Development Commission, Pollution

  Control Revenue Bonds (Chrysler Corporation

  Project), Series 1985, 5.70% 1999                                 2,700                  2,737



KENTUCKY - 1.04%

 Higher Education Student Loan Corporation,

  Insured Student Loan Revenue Bonds,

  1993 Series B, 5.00% 2002                                         2,000                  1,979



LOUISIANA - 7.33%

 Parish of St. Charles, Adjustable/Fixed Rate

  Pollution Control Revenue Bonds (Louisiana

  Power & Light Company Project), Second Series

  1984, 8.00% 2014 (1999)/1/                                        6,250                  6,893

 Parish of West Feliciana, Pollution Control

  Revenue Bonds (Gulf States Utilities Company

  Project), Series 1985-B, 9.00% 2015 (2000)/1/                     1,500                  1,707

 Offshore Terminal Authority, Deepwater Port

  Refunding Revenue Bonds (Loop Inc. Project):

   First Stage Series 1992B:

    6.00% 2001                                                      1,500                  1,575

    6.20% 2003                                                      1,500                  1,600

   First Stage Series E, 7.45% 2004                                 2,000                  2,222



MAINE - 6.18%

 Educational Loan Marketing Corporation:

  Student Loan Revenue Refunding Bonds:

   Series 1992A-1, 6.20% 2003                                       585                    609

   Series 1992A-4, 6.30% 2004                                       1,010                  1,059

  Senior Student Loan Revenue Bonds, Series

   1994A-4, 5.85% 2002                                              1,000                  1,034

 State Housing Authority, Mortgage Purchase Bonds,

  1994 Series C-1, 5.90% 2015                                       9,000                  9,087



MARYLAND - 1.71%

 Community Development Administration, Department

  of Housing and Community Development, Single

  Family Program Bonds, 1994 Fifth Series,

  5.875% 2017 (2000)/1/                                             1,500                  1,505

 Northeast Maryland Waste Disposal Authority,

  Solid Waste Revenue Bonds (Montgomery County

  Resource Recovery Project), Series 1993A,

  5.90% 2005                                                        1,750                  1,756



MASSACHUSETTS - 6.13%

 Water Resources Authority, General Revenue Bonds,

  1993 Series C, 5.25% 2001                                         3,625                  3,713

 The New England Education Loan Marketing

  Corporation:

   Student Loan Refunding Bonds:

    1992 Senior Issue A, 6.00% 1998                                 2,100                  2,179

    1992 Senior Issue A, 6.50% 2002                                 2,500                  2,675

   Student Loan Revenue Refunding Bonds, 1992

   Senior Issue D, 6.20% 2000                                       3,000                  3,136



MICHIGAN - 2.09%

 Hospital Finance Authority, Hospital Revenue

  Refunding Bonds (Genesys Health System

  Obligated Group), Series 1995A, 7.20% 2003                        2,375                  2,528

 State Housing Development Authority, Rental

  Housing Revenue Bonds, 1994 Series A,

  4.70% 2000                                                        1,500                  1,464



MINNESOTA - 5.59%

 Housing and Redevelopment Authority of the City

  of Saint Paul, Minnesota, Hospital Facility

  Revenue Bonds (HealthEast Project):

   Series 1987 A, 9.75% 2017 (crossover refunded

    1997)                                                           2,500                  2,783

   Series 1987 B, 9.75% 2017 (1997)/1/                              2,255                  2,474

   Series 1987 C, 9.75% 2017 (crossover refunded

    1997)                                                           1,975                  2,167

 City of Minneapolis and Housing and

  Redevelopment Authority of the City of St.

  Paul, Health Care System Revenue Bonds

  (Health Span), Series 1993B, AMBAC Insured,

  4.50% 2001                                                        3,300                  3,250



MISSISSIPPI - 4.59%

 Claiborne County Adjustable/Fixed-Rate Pollution

  Control Revenue Bonds (Middle South Energy,

  Inc. Project), Series C, 9.875% 2014 (1998)/1/                    7,500                  8,754



NEW JERSEY - 0.60%

 Economic Development Authority, Market Transition

  Facility Senior Lien Revenue Bonds, Series

  1994A, MBIA Insured, 7.00% 2003                                   1,000                  1,141



NEW YORK - 8.46%

 Dormitory Authority of the State of New York:

  City University Refunding Bonds, Issue 1993G,

   5.00% 2001                                                       1,000                  986

  Revenue Bonds, City University Issue, Series U,

   6.10% 2001                                                       1,500                  1,590

 Medical Care Facilities Finance

  Agency, Mental Health Services Facilities

  Improvement Revenue Bonds, 1993 Series F

  Refunding, 4.60% 1999                                             1,000                  987

 Metropolitan Transportation Authority, Transit

  Facilities 1987 Service Contract Bonds,

  Series 7, 4.85% 2001                                              500                    493

 Urban Development Corporation:

  Correctional Facilities Revenue Bonds, 1993A

   Refunding Series, 6.30% 2003                                     1,305                  1,369

  State Facilities Revenue Bonds, Series 1991,

   7.30% 2001                                                       1,800                  1,972

 City of New York General Obligation Bonds:

  1994 Series C, 4.70% 1999                                         770                    755

  1994 Series A, 6.00% 2000                                         2,000                  2,059

  1994 Series B, 6.25% 2001                                         1,000                  1,041

  1994 Series A, 6.10% 2002                                         1,800                  1,853

  1994 Series D, 5.70% 2002                                         1,000                  1,007

 City of New York General Obligation Bonds:

  Fiscal 1993 Series A, 6.25% 2003                                  2,000                  2,040



NORTH CAROLINA - 3.11%

 Municipal Power Agency Number 1, Catawba Electric

  Revenue Bonds, Series 1992, 6.00% 2004                            3,000                  3,049

 Eastern Municipal Power Agency, Power System

  Revenue Bonds, Refunding Series 1993 C,

  5.00% 2002                                                        3,000                  2,890



OHIO - 3.78%

 Housing Finance Agency, Single Family Mortgage

  Revenue Bonds, 1992 Series A-2, 5.70% 2013(1999)/1/               2,100                  2,118

 The Student Loan Funding Corporation, Cincinatti:

  Student Loan Refunding Bonds, Series 1986A,

   5.50% 2001                                                       1,000                  1,007

  Student Loan Revenue Refunding Bonds,

   Series 1992A, 5.40% 1999                                         925                    936

  Student Loan Senior Subordinated Revenue Bonds,

   Series 1993A, 5.75% 2003                                         2,000                  2,024

 County of Franklin, Hospital Facilities Revenue

  Refunding and Improvement Bonds (Doctors

  Hospital Project), Series 1993, 5.70% 2004                        1,120                  1,126





OKLAHOMA - 1.06%

 Housing Finance Agency, Single Family Mortgage

  Revenue Bonds (Homeownership Loan Program),

  1994 Series A-1, 6.25% 2016 (1999)/1/                             2,000                  2,019



PENNSYLVANIA - 5.05%

 Higher Education Assistance Agency, Student Loan

  Adjustable Rate Tender Revenue Refunding Bonds,

  1985 Series A, FGIC Insured, 6.80% 2000                           8,000                  8,527

 City of Philadelphia, Water and Wastewater

  Revenue Bonds, Series 1995, MBIA Insured,

  6.75% 2004                                                        1,000                  1,119



SOUTH CAROLINA - 0.74%

 Public Service Authority, Revenue Bonds, 1996

  Refunding Series A, MBIA Insured, 6.25% 2005                      1,350                  1,412



SOUTH DAKOTA - 1.35%

 Student Loan Finance Corporation, Student Loan

  Revenue Bonds, Series 1994-A, 5.95% 2001/2/                       2,500                  2,583



TEXAS - 6.98%

 General Obligation Bonds, Veterans' Housing

  Assistance Program, Fund I Series 1994C

  Refunding Bonds, 6.25% 2015 (1998)/1/                             3,000                  3,046

 City of Austin, Combined Utility Systems

  Revenue Refunding Bonds, Series 1992A,

  7.00% 2002                                                        1,000                  1,083

 Brazos Higher Education Authority, Inc.,

  Student Loan Revenue Refunding Bonds:

   Series 1992C-1, 6.00% 1999                                       1,500                  1,559

   Series 1993C-1, 5.50% 2002                                       1,000                  1,014

   Series 1994A-2, 5.85% 2001                                       1,000                  1,034

 Central Texas Higher Education Authority, Inc.,

  Student Loan Revenue Refunding Bonds,

  Senior Series 1993C, 4.75% 2001                                   1,500                  1,462

 Cities of Dallas and Fort Worth, Dallas-Fort

  Worth International Airport, Dallas-Fort

  Worth Regional Airport Joint Revenue

  Refunding Bonds Series 1992B, 6.00% 2002                          1,000                  1,061

 City of Houston General Obligation Bonds,

  6.00% 2000                                                        2,000                  2,082

 Panhandle-Plains Higher Education Authority,

  Inc., Student Loan Revenue Refunding Bonds,

  Series 1993D, 5.55% 2005                                          1,000                  985



UTAH - 0.56%

 Intermountain Power Agency, Power Supply Revenue

  Refunding Bonds, 1996 Series B, MBIA Insured,

  6.50% 2004                                                        1,000                  1,074



VERMONT - 0.66%

 Housing Finance Agency, Single Family Housing

  Bonds, Series 4, 5.75% 2012 (1996)/1/                             1,250                  1,253



VIRGINIA - 0.93%

 Housing Development Authority, Commonwealth

  Mortgage Bonds, Subseries A-1, 6.60% 2004                         1,200                  1,275

 County of Prince William, Lease Participation

  Certificates, Series 1995, MBIA Insured,

  4.90% 2002                                                        500                    500



WASHINGTON - 3.49%

 Washington Public Power Supply System:

  Nuclear Project No. 1 Refunding Revenue Bonds,

   Series 1993A, 6.30% 2001                                         1,000                  1,063

  Nuclear Project No. 2 Refunding Revenue Bonds:

   Series 1993A, 5.10% 2000                                         1,750                  1,766

   Series 1990C, 7.30% 2000                                         1,500                  1,649

  Nuclear Project No. 3 Refunding Revenue Bonds,

   Series 1989B, 7.10% 2000                                         2,000                  2,182



WISCONSIN - 1.20%

 Housing and Economic Development Authority,

  Housing Revenue Bonds, 1995 Series A,

  5.15% 2002                                                        1,250                  1,242

 Health and Educational Facilities Authority,

  Revenue Bonds, (Luther Hospital Project),

  Series 1992, 6.00% 2003                                           1,000                  1,045

                                                                                           ---------

                                                                                           $181,857

                                                                                           ---------



TAX-EXEMPT SECURITIES MATURING IN

 ONE YEAR OR LESS - 5.90%



 State of California, 1994 Revenue Anticipation

  Warrants, Series C, FGIC Insured, 5.75% 4/25/96                   1,600                  1,624

 State of Georgia, General Obligation Bonds,

  Series 1993F, 6.50% 12/1/95                                       2,000                  2,020

 Sabine River Authority of Texas, Collateralized

  Pollution Control Revenue Refunding Bonds (Texas

  Utilities Electric Company Project), Daily

  Adjustable Rate, Series 1995B, 4.25% 8/1/95/3/                    100                    100

 Sublette County, Wyoming, Daily Adjustable Rate

  Pollution Control Revenue Bonds (Exxon

  Project), Series 1984, 3.85% 8/1/95/3/                            200                    200

 Southwestern Illinois Development Authority,

  Solid Waste Disposal Revenue Bonds (Shell Oil

  Company Wood River Project), Daily Adjustable

  Rate, Series 1991, 4.00% 8/1/95/3/                                200                    200

 State of Michigan, Full Faith and Credit General

  Obligation Notes, 5.00 9/29/95                                    3,700                  3,707

 State of Texas, Tax and Revenue Anticipation

  Notes, Series 1994, 5.00% 8/31/95                                 2,400                  2,403

 State of Texas, Tax and Revenue Anticipation

  Notes, Series 1995, 5.00% 8/31/95                                 1,000                  1,001

                                                                                           ---------

                                                                                           11,255

                                                                                           ---------

TOTAL TAX-EXEMPT SECURITIES (cost: $193,176,000)                                           $193,112

Excess of payables over cash, prepaids and

 receivables                                                                               (2,256)

                                                                                           ---------

NET ASSETS                                                                                 $190,856

                                                                                           =========


/1/These investments are valued in the market in the basis of their effective maturity - that is, the dates at which the securities are expected to be called or refunded by the issuers. The effective maturity dates are shown in parentheses.

/2/Represent a when-issued security

/3/These are valued in the basis of their effective maturity-that is, the dated at which the investor can put the securities to the issuers for redemption.

See Notes to Financial Statements

LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA
FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES

at July 31, 1995                                             (dollars in thousands)

ASSETS:

 Tax-exempt securities

  (cost: $193,176)                                                                     $193,112

 Cash                                                                                  269

 Prepaid organization expense                                                          9

 Receivables for-

  Sale of investments                                        11,784

  Sales of fund's shares                                     216

  Accrued interest                                           2,866                     14,866

                                                             ---------                 ---------

                                                                                       208,256

LIABILITIES:

 Payables for-

  Purchases of investments                                   16,219

  Repurchases of fund's shares                               805

  Dividends payable                                          248

  Management services                                        65

  Accrued expenses                                           63                        17,400

                                                             ---------                 ---------

NET ASSETS AT JULY 31, 1995-

 Equivalent to $14.29 per share on 13,359,030

 shares of beneficial interest issued and

 outstanding;

 unlimited shares authorized                                                           $190,856

                                                                                       =========



STATEMENT OF OPERATIONS

for the year ended July 31, 1995

(dollars in thousands)

INVESTMENT INCOME:

 Income:

  Interest on tax-exempt securities                                                    $10,355

                                                                                       ---------

 Expenses:

  Management services fee                                    $757

  Distribution expenses                                      560

  Transfer agent fee                                         77

  Reports to shareholders                                    62

  Registration statement and prospectus                      112

  Postage, stationery and supplies                           20

  Trustees' fees                                             22

  Auditing and legal fees                                    30

  Custodian fee                                              9

  Taxes other than federal income tax                        5

  Organization expense                                       28

  Other expenses                                             8

                                                             ---------

   Total expenses before reimbursement                       1,690

  Reimbursement of expenses                                  488                       1,202

                                                             ---------                 ---------

  Net investment income                                                                9,153

                                                                                       ---------

REALIZED LOSS AND UNREALIZED

 DEPRECIATION ON INVESTMENTS:

 Net realized loss                                                                     (1,626)

 Net unrealized depreciation:

  Beginning of year                                          (4,011)

  End of year                                                (64)

                                                             ---------

  Net change in unrealized depreciation                                                3,947

                                                                                       ---------

  Net realized loss and change in

   unrealized depreciation on investments                                              2,321

                                                                                       ---------

NET INCREASE IN NET ASSETS RESULTING

 FROM OPERATIONS                                                                       $11,474

                                                                                       =========

                                                             (dollars in thousands)

STATEMENT OF CHANGES IN NET ASSETS                                                     Period

                                                                                       October 6,

                                                             Year ended                6, 1993/1/

                                                             July 31,                  to January

                                                             1995                      31, 1995

OPERATIONS:

 Net investment income                                       $9,153                    $5,285

 Net realized loss on investments                            (1,626)                   (2,384)

 Net change in unrealized depreciation

  on investments                                             3,947                     (4,011)

                                                             ---------                 ---------

  Net increase (decrease) in net assets

   resulting from operations                                 11,474                    (1,110)

                                                             ---------                 ---------

DIVIDENDS PAID FROM NET

 INVESTMENT INCOME                                           (9,177)                   (5,261)

                                                             ---------                 ---------

CAPITAL SHARE TRANSACTIONS:

 Proceeds from shares sold:

  8,657,597 and 20,341,276 shares, respectively              120,121                   294,347

Proceeds from shares issued in

 reinvestment of net investment

 income dividends:

 449,087 and 256,486 shares, respectively                    6,265                     3,644

Cost of shares repurchased:

 9,148,603 and 7,203,811 shares, respectively                (126,763)                 (102,784)

                                                             ---------                 ---------

 Net (decrease) increase in net assets

  resulting from capital share

  transactions                                               (377)                     195,207

                                                             ---------                 ---------

TOTAL INCREASE IN NET ASSETS                                 1,920                     188,836

NET ASSETS:

 Beginning of year                                           188,936                   100

                                                             ---------                 ---------

 End of year                                                 $190,856                  $188,936

                                                             =========                 =========


/1/Commencement of operations

See Notes to Financial Statements

Notes to Financial Statements

1. Limited Term Tax-Exempt Bond Fund of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The following paragraphs summarize the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

 Tax-exempt securities with original or remaining maturities in excess of 60 days are valued at prices obtained from a national municipal bond pricing service. The pricing service takes into account various factors such as quality, yield and maturity of tax-exempt securities comparable to those held by the fund, as well as actual bid and asked prices on a particular day. Other securities with original or remaining maturities in excess of 60 days, including securities for which pricing service values are not available, are valued at the mean of their quoted bid and asked prices. However, in circumstances where the investment advisor deems it appropriate to do so, securities will be valued at the mean of their representative quoted bid and asked prices, or, if such prices are not available at the mean of such prices for securities of comparable maturity, quality and type. All securities with 60 days or less to maturity are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee of the Board of Trustees.

 As is customary in the mutual fund industry, securities transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses from securities transactions are reported on an identified cost basis. Interest income is reported on the accrual basis. Premiums and original issue discounts on securities purchased are amortized over the life of the respective securities. Dividends are declared on a daily basis after determination of the fund's net investment income and paid to shareholders on a monthly basis.

 Prepaid organizational expenses include registration fees which are charged to income over 12 months, the estimated period of benefit. Other organizational expenses are amortized over a period not exceeding five years from commencement of operations. In the event that Capital Research and Management Company
(CRMC), the funds investment adviser, redeems any of its original shares prior to the end of the five-year period, the proceeds of the redemption payable in respect of such shares shall be reduced by the pro rata share (based on the proportionate share of the original shares redeemed to the total number of original shares outstanding at the time of such redemption) of the unamortized deferred organization expenses as of the date of such redemption. In the event that the fund liquidates prior to the end of the five-year period, CRMC shall bear any unamortized deferred organization expenses.

 Pursuant to the custodian agreement, the fund may receive credit against its custodian fee for imputed interest on certain balances with the custodian bank. During the year ended July 31, 1995, no credit was used to offset the custodian fee.

2. It is the fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required.

 As of July 31, 1995, net unrealized depreciation on investments for book and federal income tax purposes aggregated $64,000, of which $1,805,000 related to appreciated securities and $1,869,000 related to depreciated securities. There was no difference between book and tax realized gains on securities transactions for the year ended July 31, 1995. The fund has available at July 31, 1995 a net capital loss carryforward totaling $276,000 which may be used to offset capital gains realized during subsequent years through 2002 and thereby relieve the fund and its shareholders of nay federal income tax liability with respect to the capital gains that are so offset. It is the intention of the fund not to make distributions from capital gains while there is a capital loss carry forward. The cost of portfolio securities for book and federal income tax purposes was $193,176,000 at July 31, 1995.

3. The fee of $757,000 for management services was paid pursuant to an agreement with CRMC, with which certain officers and Trustees of the fund are affiliated. The Investment Advisory and Service Agreement provides for monthly fees, accrued daily, based on an annual rate of 0.30% of the first $60 million of average net assets; 0.21% of such assets in excess of $60 million; and 3.00% of the fund's monthly gross investment income. The Investment Advisory and Service Agreement provides for fee reductions to the extent that annual operating expenses exceed 0.75% of the average net assets of the fund, during a period which will terminate at the earlier of such time as no reimbursement has been required for a period of 12 consecutive months, provided no advances are outstanding, or October 1, 2003. For the current period, CRMC has also voluntarily agreed to waive its fees to the extent necessary to ensure that the fund's expenses do not exceed 0.71% of the average net assets. Expenses that are not subject to these limitations are interest, taxes, brokerage commissions, transaction costs, and extraordinary expenses. There can be no assurance that this voluntary fee waiver will continue in the future. Fee reductions amounted to $488,000 for the year ended July 31, 1995.

 Pursuant to a Plan of Distribution, the fund may expend up to 0.30% of its average net assets annually for any activities primarily intended to result in sales of fund shares, provided the categories of expenses for which reimbursement is made are approved by the fund's Board of Trustees. Fund expenses under the Plan include payments to dealers to compensate them for their selling and servicing efforts. During the year ended July 31, 1995, distribution expenses under the Plan were $560,000. As of July 31, 1995, accrued and unpaid distribution expenses were $47,000.

 American Funds Service Company (AFS), the transfer agent for the fund, was paid a fee of $77,000. American Funds Distributors, Inc. (AFD), the principal underwriter of the fund's shares, received $197,000 (after allowances to dealers) as its portion of the sales charges paid by purchasers of the fund's shares. Such sales charges are not an expense of the fund and, hence, are not reflected in the accompanying statement of operations.

 Trustees of the fund who are unaffiliated with CRMC may elect to defer part or all of the fees earned for services as members of the board. Amounts deferred are not funded and are general unsecured liabilities of the fund. As of July 31, 1995, aggregate amounts deferred were $13,000.

 CRMC is owned by the Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Trustees and officers of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

4. As of July 31, 1995, accumulated undistributed net realized loss on investments was $4,010,000 and paid-in capital was $181,570,000.

 The fund made purchases and sales of investment securities, excluding short-term securities, of $82,413,000 and $82,036,000 respectively, during the year ended July 31, 1995.

PER-SHARE DATA AND RATIOS

                                                                                                Period

                                                                       Year                     October

                                                                       ended                    6, 1993/1/

                                                                       July 31,                 to July

                                                                       1995                     31, 1994

Net Asset Value, Beginning

 of Year                                                               $14.10                   $14.29

                                                                       -------                  -------

INCOME FROM INVESTMENT

 OPERATIONS:

 Net investment income                                                 .68                      .49

 Net realized and

  unrealized gain

  on investments                                                       .19                      (.19)

                                                                       -------                  -------

  Total income from

   investment operations                                               .87                      .30

                                                                       -------                  -------

LESS DISTRIBUTIONS:

 Dividends from net investment income                                  (.68)                    (.49)

                                                                       -------                  -------

Net Asset Value, End of Year                                           $14.29                   $14.10

                                                                       =======                  =======



Total Return/2/                                                           6.45%                   2.11%/3/





RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (in millions)                                $191                     $189

Ratio of expenses to average net assets                                  .64%/4/                  .51%/3/ /4/

Ratio of net income to average net assets                               4.88%                    3.67%/3/

Portfolio turnover rate                                                45.82%                   42.21%/3/


/1/Commencement of operations.

/2/This was calculated without deducting a sales charge. The maximum sales charge is 4.75% of the fund's offering price.

/3/Based on operations for the period shown and, accordingly, not representative of a full year's operations.

/4/Had CRMC not waived fees, the fund's ratio of expenses to average net assets would have been 0.73% and 0.90% for the period October 6, 1993 to
 July 31, 1994, and the year ended July 31,1995, respectively.


                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of Limited Term Tax-Exempt Bond Fund of America:

 In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the per-share data and ratios present fairly, in all material respects, the financial position of Limited Term Tax-Exempt Bond Fund of America (the "Fund") at July 31, 1995, the results of its operations for the year then ended, the changes in its net assets and the per-share data and ratios for the period indicated, in conformity with generally accepted accounting principles. These financial statements and per-share data and ratios (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 1995 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP

Los Angeles, California
August 31, 1995

Tax Information (Unaudited)

All of the distributions paid by the fund from investment income earned in the period ended July 31, 1995 were exempt-interest distributions within the meaning of Section 852(b)(5)(A) of the Internal Revenue Code.

This information is given to meet certain requirements of the Internal Revenue Code and should not be used by shareholders for preparing their income tax returns. For tax return preparation purposes, please refer to the year-end information you receive from the fund's transfer agent.

                                      PART C

                    LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA
                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

 (A) FINANCIAL STATEMENTS:

  Included in Prospectus - Part A

   Financial Highlights

     Included in Statement of Additional Information - Part B

   Investment Portfolio Notes to Financial Statements
   Statement of Assets and Liabilities Per-Share Data and Ratios
   Statement of Operations Report of Independent Accountants
   Statement of Changes in Net Assets

 (B) EXHIBITS:

 1. On file (see SEC file No. 33-66214, Pre-Effective Amendment No. 2 on Form N-1A filed 10/4/93).

 2. On file (see SEC file No. 33-66214, Post-Effective   Amendment No.1 on Form
N-1A filed 3/24/94).

 3. None.

 4. On file (see SEC file No. 33-66214, Pre-Effective Amendment No. 2 on form N-1A filed 10/4/93).

 5. On file (see SEC file No. 33-66214, Pre-Effective Amendment No. 1 on Form N-1A filed 9/9/93).

 6. On file (see SEC file No. 33-66214, Pre-Effective Amendment No. 1 on Form N-1A filed 9/9/93).

 7. None.

 8. On file (see SEC file No. 33-66214, Pre-Effective Amendment No. 1 on Form N-1A filed 9/9/93).

    9. Form of Shareholder Services Agreement between Registrant and American Funds Service Compcny, as amended 1/1/95.

 10. On file (see SEC file No. 33-66214, Pre-Effective Amendment No. 2 on Form N-1A filed 10/4/93).

 11. Consent of Independent Accountants.

 12. None.

 13. On file (see SEC file No. 33-66214, Pre-Effective Amendment No. 2 on Form N-1A filed 10/4/93).

 14. On file (see SEC file No. 33-66214, initial Registration Statement on Form N-1A filed 7/19/93).

 15. On file (see SEC file No. 33-66214, Pre-Effective Amendment No. 1 on Form N-1A filed 9/9/93).

    16. Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 22.

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.
 None.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES.

    As of July 31, 1995

                                 Number of

Title of Class                   Record Holders





Shares of beneficial
                                 5,026

interest (no par value)



ITEM 27. INDEMNIFICATION.

    Registrant is a joint-insured under an Investment Advisor/Mutual Fund Errors and Omissions Policy. The carrier of the primary policy in the amount of $15 million is American International Surplus Lines Insurance Company, and it has a $250,000 deductible. The carrier of the secondary policy in the amount of $10 million is Chubb Custom Insurance Company. The carrier of the excess policy in the amount of $20 million is ICI Mutual Insurance Company.

 Article VI of the Trust's By-Laws states:

 (a) The Trust shall indemnify any Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than action by or in the right of the Trust) by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had no reasonable cause to believe such person's conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person reasonably believed to be opposed to the best interests of the Trust, and, with resect to any criminal action or proceeding, had reasonable cause to believe that such person's conduct was unlawful.

    (b) The Trust shall indemnify any Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Trust to procure a judgment in its favor by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), actually and reasonably incurred by such person in connection with the defense or settlement of such action or suit if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of such person's duty to the Trust unless and only to the extent that the court in which such action or suit was brought, or any other court having jurisdiction in the premises, shall determine upon application that, despite the adjudication of liability but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.

 (c) To the extent that a Trustee or officer of the Trust has been successful on the merits in defense of any action, suit or proceeding referred to in subparagraphs (a) or (b) above or in defense of any claim, issue or matter therein, such person shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by such person in connection therewith, without the necessity for the determination as to the standard of conduct as provided in subparagraph (d).

 (d) Any indemnification under subparagraph (a) or (b) (unless ordered by a court) shall be made by the Trust only as authorized in the specific case upon a determination that indemnification of the Trustee or officer is proper under the standard of conduct set forth in subparagraph (a) or (b). Such determination shall be made (i) by the Board by a majority vote of a quorum consisting of Trustees who were not parties to such action, suit or proceeding, and are disinterested Trustees or (ii) if such a quorum of disinterested Trustees so directs, by independent legal counsel in a written opinion; and any determinations so made shall be conclusive.

 (e) Expenses incurred in defending a civil or criminal action, suit or proceeding may be paid by the Trust in advance of the final disposition of such action, suit or proceeding, as authorized in the particular case, upon receipt of an undertaking by or on behalf of the Trustee or officer to repay such amount unless it shall ultimately be determined that such person is entitled to be indemnified by the Trust as authorized herein. Such determination must be made by disinterested trustees or independent legal counsel.

 (f) Agents and employees of the Trust who are not Trustees or officers of the Trust may be indemnified under the same standards and procedures set forth above, in the discretion of the Board.

 (g) Any indemnification pursuant to this Article shall not be deemed exclusive of any other rights to which those indemnified may be entitled and shall continue as to a person who has ceased to be Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such person.

 (h) Nothing in the Declaration of Trust or in these By-Laws shall be deemed to protect any Trustee or officer of the Trust against any liability to the Trust or to its shareholders to which such person would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

 (i) The Trust shall have power to purchase and maintain insurance on behalf of any person against any liability asserted against or incurred by such person, whether or not the Trust would have the power to indemnify such person against such liability under the provisions of this Article. Nevertheless, insurance will not be purchased or maintained by the Trust if the purchase or maintenance of such insurance would result in the indemnification of any person in contravention of any rule or regulation of the Securities and Exchange Commission.

  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer of controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer of controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

  The fund will comply with the indemnification requirements contained in the 1940 Act Releases No. 7221 (June 9, 1972) and No. 11330 (September 4, 1980).
In addition, indemnification by the Trust shall be consistent with the requirements of rule 484 under the Securities Act of 1933. Furthermore, the fund has undertaken to the staff of the Securities and Exchange Commission that the fund's indemnification provisions quoted above prohibit indemnification for liabilities arising under the Securities Act of 1933 and the Investment Company Act of 1940.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.
  None.

ITEM 29. PRINCIPAL UNDERWRITERS.

 (a) American Funds Distributors, Inc. is also the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., Intermediate Bond Fund of America, The Investment Company of America, The New Economy Fund, New Perspective Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, The U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.


      (b)(1)                      (2)                           (3)

      Name and Principal          Positions and Offices         Positions and Offices

        Business Address             with Underwriter              with Registrant



#     David A. Abzug              Assistant Vice President      None



      John A. Agar                Regional Vice President       None
       1501 N. University Drive
       Little Rock, AR 72207



      Robert B. Aprison           Regional Vice President       None
       2983 Brynwood Drive
       Madison, WI 53711



&     Richard Armstrong           Assistant Vice President      None



*     William W. Bagnard          Vice President                None
       160 Del Monte Drive
       Walnut Creek, CA 94595



      Steven L. Barnes            Vice President                None
       8000 Town Line Avenue South
       Suite 204
       Minneapolis, MN 55438



      Michelle A. Bergeron        Regional Vice President       None
       1190 Rockmart Circle
       Kennesaw, GA 30144



      Joseph T. Blair             Vice President                None
       27 Drumlin Road
       West Simsbury, CT 06092



      Ian B. Bodell               Regional Vice President       None
       3100 West End Avenue,
       Suite 870
       Nashville, TN 37215



      Michael L. Brethower        Vice President                None
       108 Hagen Court
       Georgetown, TX 78628



      C. Alan Brown               Regional Vice President       None
       4619 McPherson Avenue
       St. Louis, MO 63108



*     Daniel C. Brown             Director, Senior Vice President   None



@     J. Peter Burns              Vice President                None



      Brian C. Casey              Regional Vice President       None
       9508 Cable Drive
       Kensington, MO  20895



      Victor C. Cassato           Vice President                None
       999 Green Oaks Drive
       Littleton, CO  80121



      Christopher J. Cassin       Regional Vice President       None
       231 Burlington
       Clarendon Hills, IL 60514



      Denise M. Cassin            Regional Vice President       None
       1425 Vallejo, #203
       San Francisco, CA 94109



*     Larry P. Clemmensen         Director, Treasurer           None



*     Kevin G. Clifford           Senior Vice President         None



      Ruth M. Collier             Vice President                None
       145 West 67th Street, Suite 12K
       New York, NY 10023



      Thomas E. Cournoyer         Vice President                None
       2333 Granada Blvd.
       Coral Gables, FL 33134



%     Douglas A. Critchell        Vice President                None



*     Carl D. Cutting             Vice President                None



      Michael A. Dilella          Vice President                None
       P.O. Box 661
       Ramsey, NJ 07430



      G. Michael Dill             Senior Vice President         None
       3622 E. 87th Street
       Tulsa, OK  74137



      Kirk D. Dodge               Regional Vice President       None
       2617 Salisbury Road
       Ann Arbor, MI  48103







      Peter J. Doran              Senior Vice President         None

      1205 Franklin Avenue

      Garden City, NY 11530



*     Michael J. Downer           Secretary                     Vice President



      Robert W. Durbin            Vice President                None

      74 Sunny Lane

      Tiffin, OH 44883



+     Lloyd G. Edwards            Vice President                None



@     Richard A. Eychner          Vice President                None



*     Paul H. Fieberg             Senior Vice President         None



      John R. Fodor               Regional Vice President       None

      5 Marlborough Street

      Suite 51

      Boston, MA  02116



*     Mark P. Freeman, Jr.        Director, President           None



      Clyde E. Gardner            Vice President                None

      Route 2, Box 3162

      Osage Beach, MO  65065



#     Evelyn K. Glassford         Vice President                None



      Jeffrey J. Greiner          Regional Vice President       None

      5898 Heather Glen Court

      Dublin, OH  43017



*     Paul G. Haaga, Jr.          Director                      Chairman of the Board



      David E. Harper             Vice President                None

      R.D. 1, Box 210, Rte 519

      Frenchtown, NJ 08825



      Ronald R. Hulsey            Regional Vice President       None

      6744 Avalon

      Dallas, TX 75214



*     Robert J. Johansen          Vice President, Controller    None



*     Victor J. Kriss, Jr.        Senior Vice President         None



      Arthur J. Levine            Vice President                None
       12558 Highlands Place
       Fishers, IN 46038





#     Karl A. Lewis               Assistant Vice President      None



      T. Blake Liberty            Regional Vice President       None

      12585-E East Tennessee Circle

      Aurora, CO  80012



*     Heather A. Maier            Assistant Vice President -    None

                                  Institutional Investment Services
                                  Division



      Stephen A. Malbasa          Regional Vice President       None

      13405 Lake Shore Blvd.

      Cleveland, OH  44110



      Steven M. Markel            Vice President                None

      5241 South Race Street

      Littleton, CO 80121



*     John C. Massar              Vice President                None



*     E. Lee McClennahan          Vice President                None



&     John V. McLaughlin          Senior Vice President         None



      Terry W. McNabb             Vice President                None

      2002 Barrett Station Road

      St. Louis, MO 63131



*     R. William Melinat          Vice President-Institutional   None

                                  Investment Services Division



      David R. Murray             Regional Vice President       None

      25701 S.E. 32nd Place

      Issaquah, WA 98027



      Stephen S. Nelson           Vice President                None

      7215 Trevor Road

      Charlotte, NC 28226



*     Barbara G. Nicholich        Assistant Vice President-Institutional   None

                                  Investment Services Division



      William E. Noe              Regional Vice President       None
       304 River Oaks Road
       Brentwood, TN  37027



      Peter A. Nyhus              Regional Vice President       None
       3084 Wilds Ridge Court
       Prior Lake, MN 55372



      Eric P. Olson               Regional Vice President       None
       62 Park Drive
       Glenview, IL 60025



      Fredric Phillips            Regional Vice President       None
       32 Ridge Avenue
       Newton Centre, MA  02159



#     Candance D. Pilgrim         Assistant Vice President      None



      Carl S. Platou              Regional Vice President       None
       4021 96th Avenue, S.E.
       Mercer Island, WA 98040



*     John O. Post, Jr.           Vice President                None



      Steven J. Reitman           Vice President                None

      212 The Lane

      Hinsdale, IL  60521



      Brian A. Roberts            Regional Vice President       None
       12025 Delmahoy
       Charlotte, NC  28277



*     George L. Romaine, Jr.      Vice President - Institutional Investment Services Division   None



      George S. Ross              Vice President                None

      55 Madison Avenue

      Morristown, NJ 07962



*     Julie D. Roth               Vice President                None



      Douglas F. Rowe             Regional Vice President       None
       104 River Road
       Georgetown, TX 78628



*     Christopher Rowey           Regional Vice President       None



      Dean B. Rydquist            Vice President                None
       1080 Bay Pointe Crossing
       Alpharetta, GA 30202



      Richard R. Samson           Vice President                None

      4604 Glencoe, Ave., No. 4

      Marina del Rey, CA 90292



      Joe D. Scarpitti            Regional Vice President       None
       25760 Kensington Drive
       Westlake, OH 44145


*     R. Michael Shanahan         Chairman of the Board         None



      David W. Short              Vice President                None

      1000 RIDC Plaza, Suite 212

      Pittsburgh, PA  15238



*     Victor S. Sidhu             Vice President - Institutional   None

                                  Investment Services Division



      William P. Simon, Jr.       Vice President                None

      554 Canterbury Lane

      Berwyn, PA 19312



*     John C. Smith               Assistant Vice President-Institutional   None

                                  Investment Services Division



#     Mark S. Smith               Director, Senior Vice President   None



*     Mary E. Smith               Assistant Vice President,     None
                                  Institutional Investment
                                  Services Division



      Rodney G. Smith             Regional Vice President       None
       2350 Lakeside Blvd., #850
       Richardson, TX 75082


      Nicholas D. Spadaccini      Regional Vice President       None
       855 Markley Woods Way
       Cincinnati, OH 45230



      Daniel S. Spradling         Senior Vice President         None

      #4 West Fourth Avenue

      Suite 406

      San Mateo, CA 94402



      Craig R. Strauser           Regional Vice President       None
       17040 Summer Place
       Lake Oswego, OR 97035



      Francis N. Strazzeri        Regional Vice President       None
       31641 Saddletree Drive
       Westlake Village, CA 91361



&     James P. Toomey             Assistant Vice President      None



+     Christopher E. Trede        Assistant Vice President      None



      George F. Truesdail         Vice President                None

      400 Abbotsford Court

      Charlotte, NC 28270



      Scott W. Ursin-Smith        Regional Vice President       None

      606 Glenwood Avenue

      Mill Valley, CA  94941



@     Andrew Ward                 Vice President                None



*     David M. Ward               Assistant Vice President-Institutional   None

                                  Investment Services Division



      Thomas E. Warren            Regional Vice President       None
       4001 Crockers Lake Blvd., #1012

      Sarasota, FL  34238



#     J. Kelly Webb               Senior Vice President         None



      Gregory J. Weimer           Regional Vice President       None
       125 Surrey Drive
       Canonsburg, PA 15317





#     Timothy W. Weiss            Director                      None



**    N. Dexter Williams          Vice President                None



      Timothy J. Wilson           Regional Vice President       None
       113 Farmview Place
       Venetia, PA 15367



*     Marshall D. Wingo           Senior Vice President         None



*     Robert L. Winston           Director and Senior Vice President    None



      Janet M. Young              Regional Vice President       None

      1616 Vermont

      Houston, TX  77006


_______________________

* Business Address, 333 South Hope Street, Los Angeles, CA  90071

**  Business Address, Four Embarcadero Center, Suite 1800, San Francisco, CA
94111

# Business Address, 135 South State College Blvd., Brea, CA  92621

& Business Address, 8000 IH-10 West, Suite 1400, San Antonio, TX 78230

@  Business Address, 5300 Robin Hood Road, Norfolk, VA  23513

+ Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN  46240

   % Business Address, 3000 K. Street, Suite 230, Washington, D.C.
20007-5124

 (c)  None.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS.

 Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and kept in the offices of the Fund and its investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, CA 90071. Certain accounting records are maintained and kept in the offices of the Fund's accounting department, 135 South State College Blvd., Brea, CA 92621.

 Records covering shareholder accounts are maintained and kept by the transfer agent, American Funds Service Company, 135 South State College Blvd., Brea, CA 92621, 8000 IH-10 West, Suite 1400, San Antonio, TX 78230, 5300 Robin Hood Road, Norfolk, VA 23513 and 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240.

 Records covering portfolio transactions are also maintained and kept by the custodian, The Chase Manhattan Bank, One Chase Manhattan Plaza, New York, NY 10081.

ITEM 31. MANAGEMENT SERVICES.
 None.

ITEM 32. UNDERTAKINGS.

 (c) As reflected in the prospectus, the fund undertakes to provide each person to whom a prospectus is delivered with a copy of the fund's latest annual report to shareholders, upon request and without charge.

                            SIGNATURE OF REGISTRANT

 Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, and State of California, on the 25th day of September, 1995.

                                LIMITED TERM TAX-EXEMPT BOND
                                FUND OF AMERICA

                                By/s/  Paul G. Haaga, Jr.
                               (Paul G. Haaga, Jr., Chairman of the Board)

 Pursuant to the requirements of the Securities Act of 1933, this amendment to registration statement has been signed below on September 25, 1995, by the following persons in the capacities indicated.

         SIGNATURE                                      TITLE



(1)      Principal Executive Officer:



         /s/ Abner D. Goldstine                                President and Trustee

            (Abner D. Goldstine)



(2)      Principal Financial Officer and

         Principal Accounting Officer:



         /s/ Mary C. Cremin                                  Treasurer

            (Mary C. Cremin)



(3)      Trustees:



         H. Frederick Christie                          Trustee

         Martin Fenton, Jr.                             Trustee



         /s/ Abner D. Goldstine                                President and Trustee

            (Abner D. Goldstine)



         Diane C. Creel/1/                              Trustee

         Leonard R. Fuller/1/                           Trustee

         Herbert Hoover III                             Trustee

         Richard G. Newman                              Trustee

         Peter C. Valli                                 Trustee


*By  /s/ Julie F. Williams
 Julie F. Williams, Attorney-in-Fact
/1/ Powers of Attorney are attached hereto.
  Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of Rule 485(b).
     /s/ Michael J. Downer
     (Michael J. Downer)
                                      C-13

                               POWER OF ATTORNEY

 I, Diane C. Creel, the undersigned Director of Limited Term Tax-Exempt Bond Fund of America, a Massachusetts business trust, revoking all prior powers of attorney given as a Trustee of Limited Term Tax-Exempt Bond Fund of America do hereby constitute and appoint Mary C. Cremin, Michael J. Downer, Paul G. Haaga, Jr., Kimberly S. Verdick and Julie F. Williams, or any of them, to act as attorneys-in-fact for and in my name, place and stead (1) to sign my name as Trustee of said Trust to any and all Registration Statements of Limited Term Tax-Exempt Bond Fund of America, File Nos. 33-66214 and 811-7888, under the Securities Act of 1933 as amended and the Investment Company Act of 1940, as amended, and any and all amendments thereto, said Registration Statements and amendments to be filed with the Securities and Exchange Commission, and to any and all reports, applications or renewal of applications required by any State in the United States of America in which this Trust is registered to sell shares, and (2) to deliver any and all such Registration Statements and amendments, so signed, for filing with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 as amended and/or the Investment Company Act of 1940, as amended, granting to said attorneys-in-fact, and each of them, full power and authority to do and perform every act and thing whatsoever requisite and necessary to be done in and about the premises as fully to all intents and purposes as the undersigned might or could do if personally present, hereby ratifying and approving the acts of said attorneys-in-fact.

 EXECUTED at Los Angeles, California, this 12th day of December, 1994.

                                         Diane C. Creel, Trustee

                               POWER OF ATTORNEY

 I, Leonard R. Fuller, the undersigned Trustee of Limited Term Tax-Exempt Bond Fund of America, a Maryland corporation, revoking all prior powers of attorney given as a Trustee of Limited Term Tax-Exempt Bond Fund of America do hereby constitute and appoint Mary C. Cremin, Michael J. Downer, Paul G. Haaga, Jr., Kimberly S. Verdick and Julie F. Williams, or any of them, to act as attorneys-in-fact for and in my name, place and stead (1) to sign my name as Trustee of said Corporation to any and all Registration Statements of Limited Term Tax-Exempt Bond Fund of America, File No. 33-80630, under the Securities Act of 1933 as amended and/or the Investment Company Act of 1940, as amended, and any and all amendments thereto, said Registration Statements and amendments to be filed with the Securities and Exchange Commission, and to any and all reports, applications or renewal of applications required by any State in the United States of America in which this Trust is registered to sell shares, and
(2) to deliver any and all such Registration Statements and amendments, so signed, for filing with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 as amended and/or the Investment Company Act of 1940, as amended, granting to said attorneys-in-fact, and each of them, full power and authority to do and perform every act and thing whatsoever requisite and necessary to be done in and about the premises as fully to all intents and purposes as the undersigned might or could do if personally present, hereby ratifying and approving the acts of said attorneys-in-fact.

 EXECUTED at Los Angeles, California, this 12th day of December, 1994.

                                         Leonard R. Fuller, Trustee